                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]

     File No. 33-

     Pre-Effective Amendment No.                                    [ ]

     Post-Effective Amendment No.                                   [ ]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

     File No. 811-

     Amendment No.                                                  [ ]

                        (Check appropriate box or boxes.)

               AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
  ---------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                  4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
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               (Address of Principal Executive Offices) (Zip Code)

     Registrant's Telephone Number, including Area Code: (816) 531-5575

      DAVID C. TUCKER, ESQ., 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
   ---------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

         Approximate Date of Proposed Public Offering: August 31, 2004

The Registrant hereby amends this  registration  statement on such date or dates as may be necessary to delay its effective date until the registrant  shall file a further amendment which specifically  states that this registration  statement shall  thereafter  become  effective  in  accordance  with  section  8(a) of the
Securities  Act of  1933  or  until  the  registration  statement  shall  become effective on such date as the commission  acting  pursuant to said section 8(a), may determine.

Your
American Century Investments
prospectus

Investor Class
Institutional Class

My Retirement 2015 Portfolio
My Retirement 2025 Portfolio
My Retirement 2035 Portfolio
My Retirement 2045 Portfolio
My Retirement Income Portfolio

August 31, 2004

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE.  ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century Investment Services, Inc.

Dear Investor,

American Century  Investments  believes our relationship with you begins with an easy-to-read prospectus that provides the information you need to make confident investment decisions.

You'll notice that this booklet  includes  information  about Investor Class and
Institutional  Class  shares.  While  reading  through  this  prospectus,   it's
important  for you to be aware of the  class  you own,  or are  considering  for purchase.  Certain restrictions may apply to one class or another, and different classes may have different fees, expenses or minimum investment requirements.

Investor  Class and  Institutional  Class  shares  have no  up-front or deferred charges, commissions or 12b-1 fees. Investor Class shares are available directly from American Century Investments. We offer Institutional Class shares primarily through  employer-sponsored  retirement  plans or  institutions,  such as banks, broker-dealers and insurance companies.  The Institutional Class shares also are available to individuals who meet the minimum investment  requirements  outlined in the prospectus.

As you read this  prospectus,  please  note that the Fund  Performance  History,
Investing with American Century,  and Financial  Highlights sections reflect the most significant  differences  between the classes.  If you have questions after reading the  prospectus,  please  visit the  Products  and  Services  section of
americancentury.com  for  additional  fund  information.  Or,  call an  Investor
Relations  Representative  at  1-800-345-2021  weekdays,  7 a.m.  to 7 p.m.  and
Saturdays, 9 a.m. to 2 p.m. Central time.

Thank you for considering American Century Investments.

Sincerely,

Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services Corporation

          THIS SYMBOL IS USED  THROUGHOUT  THE BOOK TO HIGHLIGHT  DEFINITIONS OF
     KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

Each of the My Retirement  Portfolios seeks the highest total return  consistent with its asset mix.

          TOTAL RETURN INCLUDES CAPITAL  APPRECIATION PLUS DIVIDEND AND INTEREST
     INCOME.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES?

Each fund seeks to achieve its objective by investing in other American  Century mutual funds that  represent a variety of asset classes and  investment  styles.
The following  table shows each fund's target  allocation  for the various asset classes.  It also shows which  underlying  funds are currently being used within those asset classes and the target  allocations for each  individual  underlying fund. This information is as of the date of this prospectus.

We do not intend to make frequent  tactical  adjustments to the asset allocation targets or to trade actively among  underlying  funds.  However,  we reserve the right to modify the target  allocations  and underlying  fund  weightings and to substitute other underlying funds from time to time should circumstances warrant a change.

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ASSET CLASS             UNDERLYING FUND(1)       2015        2025        2035        2045        INCOME
                                                 PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
-----------------------------------------------------------------------------------------------------------

            STOCK                      Ultra      8.0%       12.0%       14.0%       15.0%         5.0%

                               Equity Growth      0.0%       12.0%       14.0%       15.0%         0.0%

                             Income & Growth     11.0%        0.0%        0.0%        0.0%        10.0%

                         Large Company Value     10.0%       12.0%       14.0%       15.0%         8.0%

                                       Vista      4.0%        5.0%        7.0%        7.5%         2.0%

                                       Value      5.0%        5.0%        7.0%        7.5%         3.0%

                               Small Company      2.0%        4.0%        4.0%        5.0%         2.0%

                        International Growth      6.0%        9.0%       10.0%        9.0%         0.0%

                            Emerging Markets      2.0%        3.0%        5.0%        6.0%         0.0%

                                 Real Estate      5.0%        5.0%        5.0%        5.0%         5.0%

                                       TOTAL     53.0%       67.0%       80.0%       85.0%        35.0%

            BONDS           Diversified Bond     29.6%       22.4%       14.4%       10.4%        36.0%

                                  High Yield      3.7%        2.8%        1.8%        1.3%         4.5%

                     Inflation-Adjusted Bond      3.7%        2.8%        1.8%        1.3%         4.5%

                          International Bond      5.0%        0.0%        0.0%        0.0%        10.0%

                                       TOTAL     42.0%       28.0%       18.0%       13.0%        55.0%

MONEY MARKET/CASH       Premium Money Market      5.0%        5.0%        2.0%        2.0%        10.0%
-----------------------------------------------------------------------------------------------------------

(1)  INSTITUTIONAL CLASS FOR EACH FUND OTHER THAN PREMIUM MONEY MARKET (INVESTOR
     CLASS)

The target asset mix of the My Retirement Income Portfolio is expected to remain fixed over time.  The target asset mixes of the other funds are expected to vary with the number of years  remaining  until the target year.  In general,  as the target year  approaches,  the  allocation to bonds and money market  instruments will increase.

For each fund with a target year,  the asset  allocation  mix and the weightings for  each of the  underlying  funds  will be  adjusted  every  five  years  in a step-like fashion.  For example,  assume the current stock weighting in the 2035 portfolio is 80% and the stock  weighting in the 2025  portfolio is 70%. In five years,  we would expect to reduce the stock  weighting in the 2035  portfolio to
75%. Five years later we would reduce the weighting to 70%. In effect, the stock weighting  in the  2035  portfolio  in ten  years is  expected  to have the same weighting that the 2025 portfolio has now. To maintain these weightings, we also will  rebalance  each  portfolio to its targeted  weighting  every year, or more frequently if asset class  weightings  vary by more than 5% from their  targets.
The  following  chart shows how the asset  allocation  mix is expected to change over time, based on the amount of time until an investor needs his or her money.

WHAT ARE THE FUNDS' PRINCIPAL RISKS?

o    Market Risk - The value of a fund's shares will go up and down based on the performance of the underlying  American  Century funds in which it invests.
     The value of the underlying funds' shares will, in turn, fluctuate based on the  performance  of the  securities  they own and other factors  generally affecting the securities market.

o    Small- and Mid-Cap  Stock Risks - Stocks of smaller  companies  can be more volatile  than  larger-company  stocks.  To the extent an  underlying  fund invests in these companies, it may take on more risk.

o    "Growth" and "Value" Style Risks - The underlying  funds represent a mix of investment  styles,  each of which has  risks  associated  with it.  Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines.  Value stocks may continue to be undervalued by the market for long periods of time.

o    Interest Rate Risk - Generally,  when interest  rates rise, the value of an underlying  fund's  fixed-income  securities will decline.  The opposite is true when interest rates decline.

o    Credit Risk - The value of an  underlying  fund's  fixed-income  securities will be affected  adversely by any erosion in the ability of the issuers of these  securities to make  interest and  principal  payments as they become due.

O    Foreign Risk - Some of the underlying  funds invest in foreign  securities, which are generally riskier than U.S. securities. As a result the funds are subject to foreign  risk,  meaning  that  political  events  (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising  inflation),  and natural disasters  occurring  in a country  where the funds  invest could cause the funds' investments in that country to experience gains or losses.

o    Principal  Loss - At any given  time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is possible to lose money by investing in the funds.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

o    seeking a diversified  investment  whose asset  allocation mix becomes more conservative over time

o    seeking funds that combine the potential for long-term  capital growth with income

o    seeking the convenience of funds that invest in both stocks and bonds

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

o    not seeking current income from your investment

o    investing for a short period of time

o    uncomfortable with volatility in the value of your investment

          AN  INVESTMENT  IN THE  FUNDS  IS NOT A  BANK  DEPOSIT,  AND IT IS NOT
     INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE  CORPORATION  (FDIC)
     OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

MY RETIREMENT 2015 PORTFOLIO
MY RETIREMENT 2025 PORTFOLIO
MY RETIREMENT 2035 PORTFOLIO
MY RETIREMENT 2045 PORTFOLIO
MY RETIREMENT INCOME PORTFOLIO

The  funds'  performance  history  is not  available  as of  the  date  of  this prospectus.  When a class of a fund has  investment  results for a full calendar year,  this section will feature charts that show annual total returns,  highest and lowest  quarterly  returns and average  annual total  returns for that fund.
Performance history for each underlying fund is available in its prospectus.

FEES AND EXPENSES

There are no sales loads, fees or other charges

o    to buy fund shares directly from American Century

o    to reinvest dividends in additional shares

o    to exchange into the same class of shares of other American Century funds

o    to redeem your shares, other than a $10 fee to redeem by wire

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

INVESTOR CLASS (ALL FUNDS)

   Maximum Account Maintenance Fee                           $25(1)
--------------------------------------------------------------------------------

(1)  APPLIES ONLY TO INVESTORS  WHOSE TOTAL ELIGIBLE  INVESTMENTS  WITH AMERICAN
     CENTURY ARE LESS THAN $10,000.  SEE ACCOUNT MAINTENANCE FEE UNDER INVESTING
     WITH AMERICAN CENTURY FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                            ALL FUNDS              ALL FUNDS
                            INVESTOR CLASS         INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Management Fee
                            None                     None
--------------------------------------------------------------------------------
Distribution and
Service (12b-1) Fees
                            None                     None
--------------------------------------------------------------------------------
Other Expenses
    Administrative Fee(1)   0.20%                    0.00%
    Other(2)                0.00%                    0.00%
--------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses
                            0.20%                    0.00%
--------------------------------------------------------------------------------

(1)  PAYABLE TO THE FUNDS' ADVISOR FOR CERTAIN SHAREHOLDER SERVICES PROVIDED FOR
     THIS CLASS OF SHARES.

(2)  OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUNDS'
     INDEPENDENT  DIRECTORS AND THEIR LEGAL  COUNSEL,  AS WELL AS INTEREST,  ARE
     EXPECTED TO BE LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

In  addition  to the total  operating  expenses  shown  above,  each fund,  as a shareholder in the underlying  American Century funds,  will indirectly bear its pro rata share of the expenses  incurred by the  underlying  funds.  Each fund's return will be net of these  expenses.  The following table provides an estimate of these expenses based on each fund's target asset allocation as of the date of this prospectus and each underlying  fund's total annual operating  expenses for its most recently  reported  fiscal year. The table also shows the total expense that results from combining the annual fund operating  expenses shown above with the estimated underlying fund expenses.

                              ESTIMATED TOTAL ANNUAL       ESTIMATED COMBINED
                              UNDERLYING FUND OPERATING    TOTAL ANNUAL EXPENSE
                              EXPENSES                     RATIO
2015 Portfolio

     Investor Class           0.64%                        0.84%

     Institutional Class      0.64%                        0.64%

2025 Portfolio

     Investor Class           0.69%                        0.89%

     Institutional Class      0.69%                        0.69%

2035 Portfolio

     Investor Class           0.75%                        0.95%

     Institutional Class      0.75%                        0.75%

2045 Portfolio

     Investor Class           0.77%                        0.97%

     Institutional Class      0.77%                        0.77%

Income Portfolio

     Investor Class           0.54%                        0.74%

     Institutional Class      0.54%                        0.54%

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing  in a fund with the  costs of  investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o    invest $10,000 in the fund

o    redeem all of your shares at the end of the periods shown below

o    earn a 5% return each year

o    incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                                       1 YEAR       3 YEARS
--------------------------------------------------------------------------------
2015 Portfolio

   Investor Class                      $86          $268

   Institutional Class                 $65          $205
--------------------------------------------------------------------------------
2025 Portfolio

   Investor Class                      $91          $283

   Institutional Class                 $70          $220
--------------------------------------------------------------------------------
2035 Portfolio

   Investor Class                      $97          $302

   Institutional Class                 $76          $239
--------------------------------------------------------------------------------
2045 Portfolio

   Investor Class                      $99          $308

   Institutional Class                 $79          $246
--------------------------------------------------------------------------------
Income Portfolio

   Investor Class                      $75          $236

   Institutional Class                 $55          $173

OBJECTIVES, STRATEGIES AND RISKS

MY RETIREMENT 2015 PORTFOLIO
MY RETIREMENT 2025 PORTFOLIO
MY RETIREMENT 2035 PORTFOLIO
MY RETIREMENT 2045 PORTFOLIO
MY RETIREMENT INCOME PORTFOLIO

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

Each of the My Retirement  Portfolios seeks the highest total return  consistent with its asset mix.

          A FUND WITH AN EARLIER  TARGET  DATE  REPRESENTS  A MORE  CONSERVATIVE
     CHOICE.  A FUND  WITH A LATER  TARGET  DATE  REPRESENTS  A MORE  AGGRESSIVE
     CHOICE.  THE TARGET YEAR DOES NOT  NECESSARILY  REPRESENT THE SPECIFIC YEAR
     YOU EXPECT TO NEED YOUR ASSETS. IT IS INTENDED ONLY AS A GENERAL GUIDE.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

Each fund invests in a combination of underlying  American  Century funds.  Each fund's  target  allocation  is intended to diversify  investments  among various asset classes such as stocks, bonds and money market instruments.

The underlying  stock funds draw on growth,  value and  quantitative  investment techniques  and  diversify  investments  among  small,  medium  and  large  U.S.
companies.  They also include  investments  in the real estate sector as well as foreign stocks from developed and emerging markets.

The American  Century  growth  strategy  looks for  companies  with earnings and revenues that are not only growing,  but growing at a  successively  faster,  or accelerating,  pace. It also  includes  companies  whose growth rates,  although still negative,  are less negative than prior periods. This strategy is based on the premise that, over the long term, the stocks of companies with  accelerating earnings and revenues have a  greater-than-average  chance to increase in value.
The value  investment  discipline  seeks  capital  growth by investing in equity securities of well-established  companies that the funds' managers believe to be temporarily  undervalued.  For underlying funds that are quantitatively managed, the primary technique used is portfolio optimization. The managers may construct a portion of such funds'  portfolios  to match the risk  characteristics  of the
S&P 500 and then optimize each  portfolio to achieve the desired  balance of risk and return potential.

The underlying bond funds represent a diverse range of fixed-income  investments
that  vary  by  issuer  type   (corporate   and   government),   credit  quality
(investment-grade   and  high  yield)  and  geographic  exposure  (domestic  and international).

A brief description of each of the underlying funds follows.  Additional details are  available in the  Statement of Additional  Information  and the  underlying funds' prospectuses.

STOCK FUNDS

ULTRA seeks long-term capital growth.  It uses a growth investment  strategy and generally invests in larger U.S. companies.

EQUITY GROWTH seeks long-term capital growth. It uses a quantitative  investment strategy to construct  an optimized  portfolio  drawn  primarily  from the 1,500 largest publicly traded U.S. companies without regard to dividend yield.

INCOME &  GROWTH seeks  long-term  capital growth with income as a secondary objective.  It uses a quantitative investment strategy to construct an optimized portfolio drawn primarily from the 1,500 largest publicly traded U.S. companies.
The fund's  managers  also attempt to create a dividend  yield for the fund that exceeds that of the S&P 500 Index.

LARGE COMPANY VALUE seeks  long-term  capital  growth with income as a secondary objective.  It uses a value investment  strategy and invests primarily in larger
U.S. companies.

VISTA seeks long-term capital growth.  It uses a growth investment  strategy and generally invests in medium-sized and smaller U.S. companies.

VALUE seeks long-term  capital growth with income as a secondary  objective.  It uses a value investment  strategy and invests primarily in U.S. companies of all sizes.

SMALL COMPANY seeks long-term capital growth. It uses a quantitative  investment strategy and invests primarily in smaller U.S. companies.

INTERNATIONAL  GROWTH seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in developed  companies other than the United States.

EMERGING MARKETS seeks capital growth. It uses a growth investment  strategy and invests  primarily  in  securities  of  companies  located  in  emerging  market countries and companies that derive a significant portion of their business from emerging market countries.

REAL ESTATE  seeks  long-term  capital  appreciation  with income as a secondary objective.  It uses a  "growth  at a  reasonable  price"  strategy  and  invests primarily in equity  securities  issued by real estate investment trusts (REITs)
and companies engaged in the real estate industry.

BOND FUNDS

DIVERSIFIED  BOND seeks a high level of income by  investing  primarily in high-
and medium-grade non-money market debt securities.  These securities,  which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.

HIGH-YIELD seeks high current income by investing in a diversified  portfolio of high-yield corporate bonds and other debt securities.

INFLATION-ADJUSTED  BOND seeks to provide total return and inflation  protection consistent with investment in inflation-indexed securities.

INTERNATIONAL  BOND  seeks  high  total  return by  investing  in  high-quality, non-dollar-denominated  government  and corporate  debt  securities  outside the
United States.

MONEY MARKET FUNDS

PREMIUM  MONEY  MARKET seeks to earn the highest  level of current  income while preserving  the value of shareholder  investments by investing in  high-quality, cash-equivalent securities.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

Each  fund's  performance  and risks  reflect the  performance  and risks of the underlying  American  Century  funds in which it  invests.  Some of these  risks relate to  investments  in stocks.  Others  relate  primarily to fixed income or foreign  investments.  The degree to which the risks  described below apply to a particular fund varies according to its asset allocation.

The value of an underlying  fund's shares depends on the value of the stocks and other  securities it owns.  The value of the  individual  securities a fund owns will go up and down,  depending on the  performance of the companies that issued them, general market and economic conditions, and investor confidence.

Underlying  funds that invest in smaller  companies  may be more  volatile,  and subject to greater  short-term risk, than funds that invest in larger companies.
Smaller  companies  may have  limited  financial  resources,  product  lines and markets,  and their  securities  may trade less  frequently  and in more limited volumes than the securities of larger companies. In addition,  smaller companies may have less publicly  available  information  and, when  available,  it may be inaccurate or incomplete.

Market  performance  tends  to be  cyclical.  In  the  various  cycles,  certain investment  styles,  such as  growth  and value  styles,  may fall in and out of favor.  If the market is not favoring an underlying  fund's  style,  that fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different  investment styles. Even  well-established  growth stocks can be volatile. They may suffer sharp declines as a result of earnings disappointments or other market or economic events.

Similarly,  if the market does not consider the individual stocks purchased by a value fund to be  undervalued,  the fund's  shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

The value of an underlying  fund's  FIXED-INCOME  SECURITIES will be affected by rising or falling  interest  rates.  Generally  interest rates and the prices of debt  securities  move in opposite  directions.  When interest  rates fall,  the prices of most debt securities rise; when interest rates rise, prices fall.

          FIXED-INCOME  SECURITIES ARE RATED BY NATIONALLY RECOGNIZED SECURITIES
     RATING  ORGANIZATIONS  (SROS),  SUCH AS MOODY'S AND STANDARD &  POOR'S.
     EACH SRO HAS ITS OWN SYSTEM FOR CLASSIFYING  SECURITIES,  BUT EACH TRIES TO
     INDICATE A  COMPANY'S  ABILITY TO MAKE  TIMELY  PAYMENTS  OF  INTEREST  AND
     PRINCIPAL.

The value of an underlying fund's fixed-income  securities also will be affected by the continued  ability of the issuers of these securities to make payments of interest and principal as they become due.

The lowest-rated investment-grade bonds in which the underlying funds may invest contain  some  speculative  characteristics.  Having  those  bonds in the funds'
portfolios  means the funds' values may go down more if interest  rates or other economic  conditions change than if the funds contained only higher-rated bonds.
In addition, higher-risk high-yield securities, which are below investment-grade and sometimes  referred to as junk bonds,  are  considered  to be  predominantly speculative and are more likely to be negatively affected by changes in interest rates or other economic conditions.

Some  of  the  underlying  funds  may  invest  in  foreign  securities.  Foreign
investment  involves  additional  risks,   including  fluctuations  in  currency
exchange  rates,  less  stable  political  and  economic   structures,   reduced
availability of public information,  and lack of uniform financial reporting and regulatory  practices  similar to those that apply in the United  States.  These factors make investing in foreign securities generally riskier than investing in
U.S. stocks.

At any given time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is  possible to lose money by  investing  in the funds.

These funds are intended for investors who seek a diversified  investment  whose asset mix becomes more conservative over time, and who are willing to accept the risks associated with the funds' asset allocation strategies.

WHAT WILL HAPPEN WHEN A FUND REACHES ITS TARGET YEAR?

When a fund reaches its most conservative planned target asset allocation, which is expected to occur during the target year, its target  allocation  will become fixed and will  match that of the Income  portfolio.  Within two to three  years thereafter,  the funds'  board of  directors  may  approve  combining  the dated
portfolio  with  the  Income   portfolio.   Once  such  a  combination   occurs,
shareholders  of the dated  portfolio  will  become  shareholders  of the Income portfolio.

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors,  investment  advisor and fund  management  team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management of the funds and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors  does not manage the funds,  it has hired an investment  advisor to do
so. More than  three-fourths  of the  directors  are  independent  of the funds'
advisor; that is, they are not employed by and have no financial interest in the advisor.  The directors  also serve in that capacity for many of the  underlying funds.

THE INVESTMENT ADVISOR

The funds' investment  advisor is American Century Investment  Management,  Inc.
The advisor has been managing  mutual funds since 1958 and is  headquartered  at
4500 Main Street,  Kansas City,  Missouri 64111.

The advisor is responsible  for managing the investment  portfolios of the funds and directing the purchase and sale of the underlying  American Century funds in which they invest.  The advisor also arranges for transfer  agency,  custody and all other services necessary for the funds to operate.

For the  services it provides to the  Investor  Class,  the advisor  receives an administrative  fee of 0.20% of the average net assets of the Investor  Class of shares.  The amount of the administrative fee for a fund is calculated daily and paid monthly in arrears.

The advisor also serves in that  capacity for the  underlying  American  Century funds,  and is  responsible  for the selection and  management of the underlying funds' portfolio investments. The advisor receives a management fee for managing the  underlying  funds.  See  the  underlying  funds'  Statement  of  Additional
Information for specific fees.

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio  managers to develop and execute the funds'
investment  programs guided by the funds' investment  objectives and strategies.

The portfolio managers on the investment team are identified below.

JEFFREY R. TYLER
Mr. Tyler, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since their inception in August 2004. He also is a member of the teams that  manage the  Strategic  Allocation  funds,  Equity
Growth,  Income  &  Growth and  Balanced.  He joined  American  Century as a
Portfolio  Manager in  January  1988.  He has a  bachelor's  degree in  business economics from the University of California-Santa  Barbara and an MBA in finance and economics from Northwestern University. He is a CFA charterholder.

GINA SANCHEZ
Ms. Sanchez,  Portfolio Manager,  has been a member of the team that manages the funds since their  inception  in August  2004.  She also is a member of the team that manages the Strategic  Allocation  funds.  She joined  American  Century in
March 1998 as an Analyst and was promoted to Portfolio Manager in February 2001.
She has a bachelor's degree in economics from Harvard  University and a master's degree in International Policy from Stanford University.

CODE OF ETHICS

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders come before the interests of the people who manage the funds.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar
days.  It  also  contains   limits  on  short-term   transactions   in  American
Century-managed  funds.  In  addition,  the Code of  Ethics  requires  portfolio managers and other  employees with access to  information  about the purchase or sale of securities by the funds to obtain  approval before  executing  permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information  and the  investment  objectives  of the  funds  may not be  changed without  shareholder  approval.  The Board of  Directors  may  change  any other policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts  automatically  will have access to the services listed below when the  account  is  opened.  If you do not want  these  services,  see  CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct  business in writing only, you can indicate this on the account  application.  If you  choose  this  option,  you must  provide  written instructions  to invest,  exchange  and  redeem.  All  account  owners must sign transaction  instructions (with signatures  guaranteed for redemptions in excess of $100,000).  If you want to add services  later,  you can complete an Investor
Service  Options  form.  By choosing  this option are not eligible to enroll for exclusive  online account  management to waive the account  maintenance fee. See
ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer to receive multiple copies of these documents  individually addressed, please call 1-800-345-2021.  If you invest in American Century mutual funds  through a financial  intermediary,  please  contact  them  directly.  For
American Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

WAYS TO MANAGE YOUR ACCOUNT

--------------------------------------------------------------------------------
 ONLINE
--------------------------------------------------------------------------------

americancentury.com

INVESTOR CLASS ONLY

OPEN AN ACCOUNT

If you are a current or new investor,  you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional  investment into an established  American  Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account. *Online redemptions up to $25,000 per day.

--------------------------------------------------------------------------------
 BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR CLASS                                       INSTITUTIONAL CLASS
INVESTOR RELATIONS                                   SERVICE REPRESENTATIVE
1-800-345-2021                                       1-800-345-3533

Business, Not-For-Profit and Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT
If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES
Call or use our Automated  Information  Line if you have authorized us to accept telephone  instructions.  The Automated  Information  Line is available  only to
Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS
Call or use our Automated  Information  Line if you have authorized us to invest from your bank account.  The  Automated  Information  Line is available  only to
Investor Class shareholders.

SELL SHARES
Call a Service Representative.

--------------------------------------------------------------------------------
 BY WIRE
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

Please remember,  if you request  redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your  account  or mail a  completed  application  to the  address provided in the By mail or fax section. Give your bank the following information to wire money.

o Our bank information

   Commerce Bank N.A.

   Routing No. 101000019

   Account No. Please call for the appropriate account number

o The fund name

o Your American Century account number, if known*

o Your name

o The contribution year (for IRAs only)

*For additional investments only

MAKE ADDITIONAL INVESTMENTS
Follow the By wire-Open an account instructions.

SELL SHARES
You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES
Not available.

--------------------------------------------------------------------------------
 BY MAIL OR FAX
--------------------------------------------------------------------------------

INVESTOR CLASS                                       INSTITUTIONAL CLASS
P.O. Box 419200                                      P.O. Box 419385
Kansas City, MO 64141-6200                           Kansas City, MO 64141-6385

Fax                                                  Fax
816-340-7962                                         816-340-4655

OPEN AN ACCOUNT
Send a  signed,  completed  application  and  check or money  order  payable  to
American Century Investments.

EXCHANGE SHARES
Send written  instructions  to exchange  your shares from one  American  Century account to another.

MAKE ADDITIONAL INVESTMENTS
Send your check or money order for at least $50 with an investment  slip or $250 without an investment slip. If you don't have an investment  slip,  include your name, address and account number on your check or money order.

SELL SHARES
Send written  instructions or a redemption  form to sell shares.  Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
 AUTOMATICALLY
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

OPEN AN ACCOUNT
Not available.

EXCHANGE SHARES
Send written  instructions  to set up an automatic  exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS
With the  automatic  investment  service,  you can purchase  shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES
If you have at least $10,000 in your account,  you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
 IN PERSON
--------------------------------------------------------------------------------

INVESTOR CLASS ONLY

If you prefer to handle your  transactions in person,  visit one of our Investor
Centers  and a  representative  can help you open an  account,  make  additional investments, and sell or exchange shares.

4500 Main Street                            4917 Town Center Drive
Kansas City, Missouri                       Leawood, Kansas
8 a.m. to 5 p.m., Monday - Friday           8 a.m. to 5 p.m., Monday - Friday

1665 Charleston Road                        10350 Park Meadows Drive
Mountain View, California                   Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday           8:30 a.m. to 5 p.m., Monday - Friday

MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS)

To open an account,  the  minimum  initial  investment  amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class  shares of the  American  Century  Diversified  Bond fund,  in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50  semiannual  account  maintenance fee if the value of those shares is less than  $10,000.  We will  determine the amount of your total eligible  investments  twice per year,  generally the last Friday in October and
April.  If the value of those  investments is less than $10,000 at that time, we will redeem shares  automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur a tax liability as a result of the redemption. In determining  your  total  eligible  investment  amount,  we  will  include  your investments  in all PERSONAL  ACCOUNTS  (including  American  Century  Brokerage accounts)  registered under your Social Security number.  We will not charge the fee as long as you choose to manage your accounts  exclusively  online.  You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

          PERSONAL  ACCOUNTS  INCLUDE  INDIVIDUAL   ACCOUNTS,   JOINT  ACCOUNTS,
     UGMA/UTMA ACCOUNTS,  PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS ACCOUNTS,
     IRAS   (INCLUDING   TRADITIONAL,   ROTH,   ROLLOVER,   SEP-,   SARSEP-  AND
     SIMPLE-IRAS),  AND  CERTAIN  OTHER  RETIREMENT  ACCOUNTS.  IF YOU HAVE ONLY
     BUSINESS,  BUSINESS  RETIREMENT,  EMPLOYER-SPONSORED  OR  AMERICAN  CENTURY
     BROKERAGE ACCOUNTS,  YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE, BUT YOU MAY
     BE SUBJECT TO OTHER FEES.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The  Institutional  Class  shares  are  made  available  for  purchase  by large
institutional  shareholders  such  as  bank  trust  departments,   corporations,
retirement plans,  endowments,  foundations and financial advisors that meet the funds'  minimum  investment  requirements.  Institutional  Class  shares are not available for purchase by insurance  companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum investment is $5 million ($3 million for endowments and foundations)
per fund.  If you invest with us through a financial  intermediary,  the minimum investment  requirement  may be met by  aggregating  the  investments of various clients of your financial  intermediary.  The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment  in our  family  of funds of $10  million  or more  ($5  million  for endowments  and  foundations).  In addition,  financial  intermediaries  or plan recordkeepers  may require  retirement  plans to meet certain other  conditions, such as plan size or a minimum level of assets per  participant,  in order to be eligible to purchase Institutional Class shares.

The  following  policies  apply  to  Investor  Class  and  Institutional   Class
shareholders.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

          A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this  amount in  readily  marketable  securities  instead  of in cash.  The fund managers would select these securities from the fund's  portfolio.  A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold  securities  prematurely to pay the entire redemption amount in cash.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum.  For Investor Class shares,  if you do not meet the deadline,  American  Century reserves the right to redeem the shares in the account and send the  proceeds to your  address of record.  Please note that you may incur tax  liability as a result of the  redemption.  For  Institutional
Class  shares,  we reserve the right to convert  your  shares to Investor  Class shares of the same fund. The Investor  Class shares have a 0.20%  administrative fee not payable by the Institutional Class.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions:

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners

o    Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

o    You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. Each fund  reserves the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We discourage excessive,  short-term trading and other abusive trading practices that may disrupt portfolio management  strategies and harm fund performance.  We take steps to reduce the frequency and effect of these  activities in our funds.
These steps include monitoring trading activity,  imposing trading  restrictions on certain accounts,  imposing  redemption fees on certain funds, and using fair value  pricing when current  market  prices are not  available.  Although  these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  American Century seeks to  exercise  its  judgment  in  implementing  these  tools  to the  best of its abilities in a manner that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading  practices.  These techniques may change from time to time as determined by American  Century in its sole  discretion.  To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  we  may  deem  the  sale  of  all  or  a  substantial  portion  of a shareholder's purchase of fund shares to be abusive if the sale is made

o  within seven days of the purchase, or

o  within 30 days of the purchase, if it happens more than once per year.

American Century  reserves the right, in its sole discretion,  to identify other trading practices as abusive.  In addition,  American Century reserves the right to  accept  purchases  and  exchanges  in  excess  of the  trading  restrictions discussed above if it believes that such transactions  would not be inconsistent with the best interests of fund shareholders or this policy.

Due to the complexity and subjectivity  involved in identifying  abusive trading activity and the volume of shareholder  transactions  American  Century handles, there can be no assurance  that  American  Century's  efforts will  identify all trades  or  trading  practices  that may be  considered  abusive.  In  addition,
American  Century's  ability to monitor trades that are placed by the individual shareholders  of omnibus  accounts  maintained  by financial  intermediaries  is severely limited because American Century does not have access to the underlying shareholder account  information.  However,  American Century monitors aggregate
trades   placed  in  omnibus   accounts   and  seeks  to  work  with   financial
intermediaries  to  discourage  shareholders  from  engaging in abusive  trading practices and to impose restrictions on excessive trades. There may be legal and technological  limitations on the ability of financial  intermediaries to impose restrictions on the trading  practices of their clients.  As a result,  American
Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business  with us through a  financial  intermediary  or a  retirement plan,  your ability to purchase,  exchange,  redeem and transfer  shares will be affected by the policies of that entity. Some policy differences may include

o  minimum investment requirements

o  exchange policies

o  fund choices

o  cutoff time for investments

o  trading restrictions

Please  contact  your  FINANCIAL  INTERMEDIARY  or plan  sponsor  for a complete description of its policies.

          FINANCIAL  INTERMEDIARIES  INCLUDE  BANKS,  BROKER-DEALERS,  INSURANCE
     COMPANIES AND INVESTMENT ADVISORS.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the funds'  distributor may make payments for various  additional  services or other expenses out of their past profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related  expenses.  The amount of any payments  described  by this  paragraph is determined by the advisor or the distributor and is not paid by you.

Although fund share  transactions  may be made directly with American Century at no charge,  you also may  purchase,  redeem and  exchange  fund  shares  through financial  intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized  certain financial  intermediaries to accept orders on each fund's behalf.  American  Century has contracts  with these  intermediaries requiring  them to track the time  investment  orders are received and to comply with procedures relating to the transmission of orders.  Orders must be received by the  intermediary  on a fund's  behalf before the time the net asset value is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American  Century  determines  the net asset  value (NAV) of each fund as of the close of regular trading on the New York Stock Exchange  (usually 4 p.m. Eastern time) on each day the  Exchange  is open.  On days when the  Exchange  is closed
(including certain U.S.  holidays),  we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money  market fund is not readily  available,  the advisor may determine its
fair  value  in  accordance  with  procedures   adopted  by  the  fund's  board.
Circumstances  that may cause  the  advisor  to  determine  the fair  value of a security held by a fund include, but are not limited to:

o    an  event  occurs  after  the  close  of the  foreign  exchange  on which a portfolio  security  principally  trades,  but  before  the  close  of  the
     Exchange, that is likely to have changed the value of the security

o    a debt security has been declared in default

o    trading in a security has been halted during the trading day

o    the  demand  for the  security  (as  reflected  by its  trading  volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value  determination  would  materially  impact the fund's net asset value.  While fair value  determinations  involve  judgments that are inherently subjective,  these  determinations  are made in good  faith in  accordance  with procedures  adopted by a fund's board.

Trading of  securities  in  foreign  markets  may not take  place  every day the
Exchange is open.  Also,  trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't  purchase  or redeem  shares of the fund.

We will price your purchase,  exchange or redemption at the NAV next  determined after we receive your transaction request in GOOD order.

          GOOD ORDER MEANS THAT YOUR INSTRUCTIONS HAVE BEEN RECEIVED IN THE FORM
     REQUIRED BY AMERICAN CENTURY. THIS MAY INCLUDE, FOR EXAMPLE,  PROVIDING THE
     FUND  NAME AND  ACCOUNT  NUMBER,  THE  AMOUNT  OF THE  TRANSACTION  AND ALL
     REQUIRED SIGNATURES.

DISTRIBUTIONS

Federal tax laws require each fund to make  distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment  company means that the funds will not be subject to state or federal income  tax on  amounts  distributed.  The  distributions  generally  consist of dividends and interest  received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

          CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL  ASSETS,  SUCH AS
     STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

Distributions  of  substantially  all income are paid  quarterly  for the Income portfolio  and annually for the dated  portfolios.  Distributions  from realized capital  gains  for all the  funds  are  generally  paid  annually,  usually  in
December.  The funds may make more  frequent  distributions,  if  necessary,  to comply with Internal Revenue Code provisions.  The funds'  distributions  may be taxable as ordinary  income,  capital gains or a combination of the two. Capital gains are taxed at  different  rates,  depending  on the length of time the fund held the securities that were sold.  Distributions are reinvested  automatically in additional shares unless you choose another option.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax  consequences  of  owning  shares of the funds  will vary  depending  on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have
received  or  capital  gains  they  have  generated   through  their  investment
activities.  Tax  consequences  also may result when  investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund  distributions  may consist of income such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of  investment  securities.  Distributions  of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case distributions of income are taxed as long-term capital gains.

          QUALIFIED  DIVIDEND INCOME IS A DIVIDEND RECEIVED BY THE FUND FROM THE
     STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED THAT THE
     FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                         TAX RATE FOR 10%     TAX RATE FOR
TYPE OF DISTRIBUTION                     AND 15% BRACKETS     ALL OTHER BRACKETS
Short-term capital gains                 Ordinary Income      Ordinary Income

Long-term capital gains (> 1 year)
and Qualified Dividend Income            5%                   15%

The tax status of any distributions of capital gains is determined by how long a fund held the  underlying  security that was sold, not by how long you have been invested in the fund, or whether you reinvest your  distributions  in additional shares or take them in cash.  For  taxable  accounts,  American  Century or your financial  intermediary will inform you of the tax status of fund  distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your  redemptions--including  exchanges  to other  American  Century  funds--are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's  portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American  Century  offers four classes of shares of the funds:  Investor  Class,
Institutional Class, Advisor Class and R Class.

The  shares   offered  by  this   prospectus   are  Investor  Class  shares  and
Institutional  Class shares.  Investor Class and Institutional Class shares have no up-front or deferred charges,  commissions or 12b-1 fees. Institutional Class shares are offered  primarily  through  employer-sponsored  retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other  classes have  different  fees,  expenses  and/or  minimum  investment requirements from the classes offered by this prospectus.  The difference in the fee structures between the classes is the result of their separate  arrangements for shareholder and  distribution  services and not the result of any difference in  amounts  charged  by the  advisor  for core  investment  advisory  services.
Accordingly,  the  core  investment  advisory  expenses  do not  vary by  class.
Different fees and expenses will affect performance.  For additional information concerning Advisor Class or R Class shares, call us at 1-800-378-9878.  You also can contact a sales  representative  or financial  intermediary who offers those classes of shares.

Except as  described  below,  all  classes  of  shares of a fund have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only differences  between the classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange privileges;  and (e) the Institutional Class may provide for automatic  conversion  from that class into shares of the Investor  Class of the same fund.

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the funds'  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  Prospectus.  This means  that it is  legally  part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the funds or your accounts,  by contacting  American  Century at the address or telephone  numbers  listed  below.

You also can get  information  about  the  funds  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for
                            location and hours.

ON THE INTERNET             o EDGAR database at sec.gov

                            o By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This  Prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                     FUND CODE     TICKER       NEWSPAPER LISTING
--------------------------------------------------------------------------------
My Retirement 2015 Portfolio

   Investor Class                  952           x            x

   Institutional Class             352           x            x
--------------------------------------------------------------------------------
My Retirement 2025 Portfolio

   Investor Class                  953           x            x

   Institutional Class             353           x            x
--------------------------------------------------------------------------------
My Retirement 2035 Portfolio

   Investor Class                  954           x            x

   Institutional Class             354           x            x
--------------------------------------------------------------------------------
My Retirement 2045 Portfolio

   Investor Class                  955           x            x

   Institutional Class             355           x            x
--------------------------------------------------------------------------------
My Retirement Income Portfolio

   Investor Class                  956           x            x

   Institutional Class             356           x            x

Investment Company Act File No. 811-xxxx

American Century Investments
americancentury.com
Investor Class    Institutional Class
P.O. Box 419200   P.O. Box 419385
Kansas City, Missouri 64141-6200    Kansas City, Missouri 64141-6385
1-800-345-2021 or 816-531-5575      1-800-345-3533 or 816-531-5575
0408
SH-PRS-xxxxx

Your
American Century Investments
prospectus

Advisor Class
R Class

My Retirement 2015 Portfolio
My Retirement 2025 Portfolio
My Retirement 2035 Portfolio
My Retirement 2045 Portfolio
My Retirement Income Portfolio

August 31, 2004

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE.  ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century Investment Services, Inc.

Dear Investor:

American  Century  Investments  is committed to helping  people make the most of their financial  opportunities.  That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy-to-read prospectus that provides  you  with  the  information  you  need to feel  confident  about  your investment decisions.

Naturally,  you may have questions  about  investing  after you read through the
Prospectus.  Please contact your investment  professional  with questions or for more information about our funds.

Sincerely,

Brian Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

          THIS SYMBOL IS USED  THROUGHOUT  THE BOOK TO HIGHLIGHT  DEFINITIONS OF
     KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

Each of the My Retirement  Portfolios seeks the highest total return  consistent with its asset mix.

          TOTAL RETURN INCLUDES CAPITAL  APPRECIATION PLUS DIVIDEND AND INTEREST
     INCOME.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES?

Each fund seeks to achieve its objective by investing in other American  Century mutual funds that  represent a variety of asset classes and  investment  styles.
The following  table shows each fund's target  allocation  for the various asset classes.  It also shows which  underlying  funds are currently being used within those asset classes and the target  allocations for each  individual  underlying fund. This information is as of the date of this prospectus.

We do not intend to make frequent  tactical  adjustments to the asset allocation targets or to trade actively among  underlying  funds.  However,  we reserve the right to modify the target  allocations  and underlying  fund  weightings and to substitute other underlying funds from time to time should circumstances warrant a change.

-------------------------------------------------------------------------------------------------------------
ASSET CLASS             UNDERLYING FUND(1)         2015        2025        2035        2045        INCOME
                                                   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO

            STOCKS                     Ultra        8.0%       12.0%       14.0%       15.0%         5.0%

                               Equity Growth        0.0%       12.0%       14.0%       15.0%         0.0%

                             Income & Growth       11.0%        0.0%        0.0%        0.0%        10.0%

                         Large Company Value       10.0%       12.0%       14.0%       15.0%         8.0%

                                       Vista        4.0%        5.0%        7.0%        7.5%         2.0%

                                       Value        5.0%        5.0%        7.0%        7.5%         3.0%

                               Small Company        2.0%        4.0%        4.0%        5.0%         2.0%

                        International Growth        6.0%        9.0%       10.0%        9.0%         0.0%

                            Emerging Markets        2.0%        3.0%        5.0%        6.0%         0.0%

                                 Real Estate        5.0%        5.0%        5.0%        5.0%         5.0%

                                       TOTAL       53.0%       67.0%       80.0%       85.0%        35.0%

            BONDS           Diversified Bond       29.6%       22.4%       14.4%       10.4%        36.0%

                                  High Yield        3.7%        2.8%        1.8%        1.3%         4.5%

                     Inflation-Adjusted Bond        3.7%        2.8%        1.8%        1.3%         4.5%

                          International Bond        5.0%        0.0%        0.0%        0.0%        10.0%

                                       TOTAL       42.0%       28.0%       18.0%       13.0%        55.0%

MONEY MARKET/CASH       Premium Money Market        5.0%        5.0%        2.0%        2.0%        10.0%
-------------------------------------------------------------------------------------------------------------

(1)  INSTITUTIONAL CLASS FOR EACH FUND OTHER THAN PREMIUM MONEY MARKET (INVESTOR
     CLASS)

The target asset mix of the My Retirement Income Portfolio is expected to remain fixed over time.  The target asset mixes of the other funds are expected to vary with the number of years  remaining  until the target year.  In general,  as the target year  approaches,  the  allocation to bonds and money market  instruments will increase.

For each fund with a target year,  the asset  allocation  mix and the weightings for  each of the  underlying  funds  will be  adjusted  every  five  years  in a step-like fashion.  For example,  assume the current stock weighting in the 2035 portfolio is 80% and the stock  weighting in the 2025  portfolio is 70%. In five years,  we would expect to reduce the stock  weighting in the 2035  portfolio to
75%. Five years later we would reduce the weighting to 70%. In effect, the stock weighting  in the  2035  portfolio  in ten  years is  expected  to have the same weighting that the 2025 portfolio has now. To maintain these weightings, we also will  rebalance  each  portfolio to its targeted  weighting  every year, or more frequently if asset class  weightings  vary by more than 5% from their  targets.
The  following  chart shows how the asset  allocation  mix is expected to change over time, based on the amount of time until an investor needs his or her money.

WHAT ARE THE FUNDS' PRINCIPAL RISKS?

o    Market Risk - The value of a fund's shares will go up and down based on the performance of the underlying  American  Century funds in which it invests.
     The value of the underlying funds' shares will, in turn, fluctuate based on the  performance  of the  securities  they own and other factors  generally affecting the securities market.

o    Small- and Mid-Cap  Stock Risks - Stocks of smaller  companies  can be more volatile  than  larger-company  stocks.  To the extent an  underlying  fund invests in these companies, it may take on more risk.

o    "Growth" and "Value" Style Risks - The underlying  funds represent a mix of investment  styles,  each of which has  risks  associated  with it.  Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines.  Value stocks may continue to be undervalued by the market for long periods of time.

o    Interest Rate Risk - Generally,  when interest  rates rise, the value of an underlying  fund's  fixed-income  securities will decline.  The opposite is true when interest rates decline.

o    Credit Risk - The value of an  underlying  fund's  fixed-income  securities will be affected  adversely by any erosion in the ability of the issuers of these  securities to make  interest and  principal  payments as they become due.

o    Foreign Risk - Some of the underlying  funds invest in foreign  securities, which are generally riskier than U.S. securities. As a result the funds are subject to foreign  risk,  meaning  that  political  events  (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising  inflation),  and natural disasters  occurring  in a country  where the funds  invest could cause the funds' investments in that country to experience gains or losses.

o    Principal  Loss - At any given  time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is possible to lose money by investing in the funds.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

o    seeking a diversified  investment  whose asset  allocation mix becomes more conservative over time

o    seeking funds that combine the potential for long-term  capital growth with income

o    seeking the convenience of funds that invest in both stocks and bonds

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

o    not seeking current income from your investment

o    investing for a short period of time

o    uncomfortable with volatility in the value of your investment

          AN  INVESTMENT  IN THE  FUNDS  IS NOT A  BANK  DEPOSIT,  AND IT IS NOT
     INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE  CORPORATION  (FDIC)
     OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

MY RETIREMENT 2015 PORTFOLIO
MY RETIREMENT 2025 PORTFOLIO
MY RETIREMENT 2035 PORTFOLIO
MY RETIREMENT 2045 PORTFOLIO
MY RETIREMENT INCOME PORTFOLIO

The  funds'  performance  history  is not  available  as of  the  date  of  this prospectus.  When a class of a fund has  investment  results for a full calendar year,  this section will feature charts that show annual total returns,  highest and lowest  quarterly  returns and average  annual total  returns for that fund.
Performance history for each underlying fund is available in its prospectus.

FEES AND EXPENSES

There are no sales loads, fees or other charges

o    to buy fund shares directly from American Century

o    to reinvest dividends in additional shares

o    to exchange into the same class of shares of other American Century funds

o    to redeem your shares, other than a $10 fee to redeem by wire

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of the funds.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                  ALL FUNDS         ALL FUNDS
                                  ADVISOR CLASS     R CLASS
--------------------------------------------------------------------------------
Management Fee
                                    None            None
--------------------------------------------------------------------------------
Distribution and
Service (12b-1) Fees(1)
                                    0.25%           0.50%
--------------------------------------------------------------------------------
Other Expenses
    Administrative Fee(2)           0.20%           0.20%
    Other(3)                        0.00%           0.00%
--------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses
                                    0.45%           0.70%
--------------------------------------------------------------------------------

(1)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.  A PORTION OF THE FEE IS USED TO COMPENSATE  SUCH FINANCIAL
     INTERMEDIARIES FOR ONGOING  RECORDKEEPING AND ADMINISTRATIVE  SERVICES THAT
     WOULD OTHERWISE BE PERFORMED BY AN AFFILIATE OF THE ADVISOR,  AND A PORTION
     IS USED TO COMPENSATE THEM FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES.
     FOR MORE INFORMATION, SEE SERVICE,  DISTRIBUTION,  AND ADMINISTRATIVE FEES,
     PAGE 27.

(2)  PAYABLE TO THE FUNDS' ADVISOR FOR CERTAIN SHAREHOLDER SERVICES PROVIDED FOR
     THIS CLASS OF SHARES.

(3)  OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUNDS'
     INDEPENDENT  DIRECTORS AND THEIR LEGAL  COUNSEL,  AS WELL AS INTEREST,  ARE
     EXPECTED TO BE LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

In  addition  to the total  operating  expenses  shown  above,  each fund,  as a shareholder in the underlying  American Century funds,  will indirectly bear its pro rata share of the expenses  incurred by the  underlying  funds.  Each fund's return will be net of these  expenses.  The following table provides an estimate of these expenses based on each fund's target asset allocation as of the date of this prospectus and each underlying  fund's total annual operating  expenses for its most recently  reported  fiscal year. The table also shows the total expense that results from combining the annual fund operating  expenses shown above with the estimated underlying fund expenses.

                         ESTIMATED TOTAL ANNUAL        ESTIMATED COMBINED
                         UNDERLYING FUND OPERATING     TOTAL ANNUAL EXPENSE
                         EXPENSES                      RATIO

2015 Portfolio

     Advisor Class       0.64%                         1.09%

     R Class             0.64%                         1.34%

2025 Portfolio

     Advisor Class       0.69%                         1.14%

     R Class             0.69%                         1.39%

2035 Portfolio

     Advisor Class       0.75%                         1.20%

     R Class             0.75%                         1.45%

2045 Portfolio

     Advisor Class       0.77%                         1.22%

     R Class             0.77%                         1.47%

Income Portfolio

     Advisor Class       0.54%                         0.99%

     R Class             0.54%                         1.24%

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing  in a fund with the  costs of  investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                                       1 YEAR               3 YEARS
--------------------------------------------------------------------------------
2015 Portfolio

   Advisor Class                       $111                 $345

   R Class                             $136                 $423
--------------------------------------------------------------------------------
2025 Portfolio

   Advisor Class                       $116                 $361

   R Class                             $141                 $438
--------------------------------------------------------------------------------
2035 Portfolio

   Advisor Class                       $122                 $380

   R Class                             $147                 $456
--------------------------------------------------------------------------------
2045 Portfolio

   Advisor Class                       $124                 $386

   R Class                             $149                 $463
--------------------------------------------------------------------------------
Income Portfolio

   Advisor Class                       $101                 $314

   R Class                             $126                 $392

OBJECTIVES, STRATEGIES AND RISKS

MY RETIREMENT 2015 PORTFOLIO
MY RETIREMENT 2025 PORTFOLIO
MY RETIREMENT 2035 PORTFOLIO
MY RETIREMENT 2045 PORTFOLIO
MY RETIREMENT INCOME PORTFOLIO

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

Each of the My Retirement  Portfolios seeks the highest total return  consistent with its asset mix.

          A FUND WITH AN EARLIER  TARGET  DATE  REPRESENTS  A MORE  CONSERVATIVE
     CHOICE.  A FUND  WITH A LATER  TARGET  DATE  REPRESENTS  A MORE  AGGRESSIVE
     CHOICE.  THE TARGET YEAR DOES NOT  NECESSARILY  REPRESENT THE SPECIFIC YEAR
     YOU EXPECT TO NEED YOUR ASSETS. IT IS INTENDED ONLY AS A GENERAL GUIDE.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

Each fund invests in a combination of underlying  American  Century funds.  Each fund's  target  allocation  is intended to diversify  investments  among various asset classes such as stocks, bonds and money market instruments.

The underlying  stock funds draw on growth,  value and  quantitative  investment techniques  and  diversify  investments  among  small,  medium  and  large  U.S.
companies.  They also include  investments  in the real estate sector as well as foreign stocks from developed and emerging markets.

The American  Century  growth  strategy  looks for  companies  with earnings and revenues that are not only growing,  but growing at a  successively  faster,  or accelerating,  pace. It also  includes  companies  whose growth rates,  although still negative,  are less negative than prior periods. This strategy is based on the premise that, over the long term, the stocks of companies with  accelerating earnings and revenues have a  greater-than-average  chance to increase in value.
The value  investment  discipline  seeks  capital  growth by investing in equity securities of well-established  companies that the funds' managers believe to be temporarily  undervalued.  For underlying funds that are quantitatively managed, the primary technique used is portfolio optimization. The managers may construct a portion of such funds'  portfolios  to match the risk  characteristics  of the
S&P 500 and then optimize each  portfolio to achieve the desired  balance of risk and return potential.

The underlying bond funds represent a diverse range of fixed-income  investments
that  vary  by  issuer  type   (corporate   and   government),   credit  quality
(investment-grade   and  high  yield)  and  geographic  exposure  (domestic  and international).

A brief description of each of the underlying funds follows.  Additional details are  available in the  Statement of Additional  Information  and the  underlying funds' prospectuses.

STOCK FUNDS

ULTRA seeks long-term capital growth.  It uses a growth investment  strategy and generally  invests in larger  U.S.  companies.

EQUITY GROWTH seeks long-term capital growth. It uses a quantitative  investment strategy to construct  an optimized  portfolio  drawn  primarily  from the 1,500 largest publicly traded U.S. companies without regard to dividend yield.

INCOME &  GROWTH seeks  long-term  capital growth with income as a secondary objective.  It uses a quantitative investment strategy to construct an optimized portfolio drawn primarily from the 1,500 largest publicly traded U.S. companies.
The fund's  managers  also attempt to create a dividend  yield for the fund that exceeds that of the S&P 500 Index.

LARGE COMPANY VALUE seeks  long-term  capital  growth with income as a secondary objective.  It uses a value investment  strategy and invests primarily in larger
U.S. companies.

VISTA seeks long-term capital growth.  It uses a growth investment  strategy and generally invests in medium-sized and smaller U.S. companies.

VALUE seeks long-term  capital growth with income as a secondary  objective.  It uses a value investment  strategy and invests primarily in U.S. companies of all sizes.

SMALL COMPANY seeks long-term capital growth. It uses a quantitative  investment strategy and invests primarily in smaller U.S. companies.

INTERNATIONAL  GROWTH seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in developed  companies other than the United States.

EMERGING MARKETS seeks capital growth. It uses a growth investment  strategy and invests  primarily  in  securities  of  companies  located  in  emerging  market countries and companies that derive a significant portion of their business from emerging market countries.

REAL ESTATE  seeks  long-term  capital  appreciation  with income as a secondary objective.  It uses a  "growth  at a  reasonable  price"  strategy  and  invests primarily in equity  securities  issued by real estate investment trusts (REITs)
and companies engaged in the real estate industry.

BOND FUNDS

DIVERSIFIED  BOND seeks a high level of income by  investing  primarily in high-
and medium-grade non-money market debt securities.  These securities,  which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.

HIGH-YIELD seeks high current income by investing in a diversified  portfolio of high-yield corporate bonds and other debt securities.

INFLATION-ADJUSTED  BOND seeks to provide total return and inflation  protection consistent with investment in inflation-indexed securities.

INTERNATIONAL  BOND  seeks  high  total  return by  investing  in  high-quality, non-dollar-denominated  government  and corporate  debt  securities  outside the
United States.

MONEY MARKET FUNDS

PREMIUM  MONEY  MARKET seeks to earn the highest  level of current  income while preserving  the value of shareholder  investments by investing in  high-quality, cash-equivalent securities.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

Each  fund's  performance  and risks  reflect the  performance  and risks of the underlying  American  Century  funds in which it  invests.  Some of these  risks relate to  investments  in stocks.  Others  relate  primarily to fixed income or foreign  investments.  The degree to which the risks  described below apply to a particular fund varies according to its asset allocation.

The value of an underlying  fund's shares depends on the value of the stocks and other  securities it owns.  The value of the  individual  securities a fund owns will go up and down,  depending on the  performance of the companies that issued them, general market and economic conditions, and investor confidence.

Underlying  funds that invest in smaller  companies  may be more  volatile,  and subject to greater  short-term risk, than funds that invest in larger companies.
Smaller  companies  may have  limited  financial  resources,  product  lines and markets,  and their  securities  may trade less  frequently  and in more limited volumes than the securities of larger companies. In addition,  smaller companies may have less publicly  available  information  and, when  available,  it may be inaccurate or incomplete.

Market  performance  tends  to be  cyclical.  In  the  various  cycles,  certain investment  styles,  such as  growth  and value  styles,  may fall in and out of favor.  If the market is not favoring an underlying  fund's  style,  that fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different  investment styles. Even  well-established  growth stocks can be volatile. They may suffer sharp declines as a result of earnings disappointments or other market or economic events.

Similarly,  if the market does not consider the individual stocks purchased by a value fund to be  undervalued,  the fund's  shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

The value of an underlying  fund's  FIXED-INCOME  SECURITIES will be affected by rising or falling  interest  rates.  Generally  interest rates and the prices of debt  securities  move in opposite  directions.  When interest  rates fall,  the prices of most debt securities rise; when interest rates rise, prices fall.

          FIXED-INCOME  SECURITIES ARE RATED BY NATIONALLY RECOGNIZED SECURITIES
     RATING  ORGANIZATIONS  (SROS),  SUCH AS MOODY'S AND STANDARD &  POOR'S.
     EACH SRO HAS ITS OWN SYSTEM FOR CLASSIFYING  SECURITIES,  BUT EACH TRIES TO
     INDICATE A  COMPANY'S  ABILITY TO MAKE  TIMELY  PAYMENTS  OF  INTEREST  AND
     PRINCIPAL.

The value of an underlying fund's fixed-income  securities also will be affected by the continued  ability of the issuers of these securities to make payments of interest and principal as they become due.

The lowest-rated investment-grade bonds in which the underlying funds may invest contain  some  speculative  characteristics.  Having  those  bonds in the funds'
portfolios  means the funds' values may go down more if interest  rates or other economic  conditions change than if the funds contained only higher-rated bonds.
In addition, higher-risk high-yield securities, which are below investment-grade and sometimes  referred to as junk bonds,  are  considered  to be  predominantly speculative and are more likely to be negatively affected by changes in interest rates or other economic conditions.

Some  of  the  underlying  funds  may  invest  in  foreign  securities.  Foreign
investment  involves  additional  risks,   including  fluctuations  in  currency
exchange  rates,  less  stable  political  and  economic   structures,   reduced
availability of public information,  and lack of uniform financial reporting and regulatory  practices  similar to those that apply in the United  States.  These factors make investing in foreign securities generally riskier than investing in
U.S. stocks.

At any given time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is  possible to lose money by  investing  in the funds.

These funds are intended for investors who seek a diversified  investment  whose asset mix becomes more conservative over time, and who are willing to accept the risks associated with the funds' asset allocation strategies.

WHAT WILL HAPPEN WHEN A FUND REACHES ITS TARGET YEAR?

When a fund reaches its most conservative planned target asset allocation, which is expected to occur during the target year, its target  allocation  will become fixed and will  match that of the Income  portfolio.  Within two to three  years thereafter,  the funds'  board of  directors  may  approve  combining  the dated
portfolio  with  the  Income   portfolio.   Once  such  a  combination   occurs,
shareholders  of the dated  portfolio  will  become  shareholders  of the Income portfolio.

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors,  investment  advisor and fund  management  team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management of the funds and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors  does not manage the funds,  it has hired an investment  advisor to do
so. More than  three-fourths  of the  directors  are  independent  of the funds'
advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment  advisor is American Century Investment  Management,  Inc.
The advisor has been managing  mutual funds since 1958 and is  headquartered  at
4500 Main Street,  Kansas City,  Missouri 64111.

The advisor is responsible  for managing the investment  portfolios of the funds and directing the purchase and sale of their investment securities.  The advisor also arranges for transfer agency,  custody and all other services necessary for the funds to operate.

For the services it provides to the Advisor and R Classes,  the advisor receives an  administrative  fee of 0.20% of the average net assets of the specific class of shares.  The amount of the  administrative fee for a fund is calculated daily and paid monthly in arrears.

The advisor also serves in that  capacity for the  underlying  American  Century funds,  and is  responsible  for the selection and  management of the underlying funds' portfolio investments. The advisor receives a management fee for managing the  underlying  funds.  See  the  underlying  funds'  Statement  of  Additional
Information for specific fees.

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers,  assistant portfolio managers and analysts to develop and execute the funds'  investment  programs,  guided by the funds' investment objectives and strategies.

The portfolio managers on the investment team are identified below.

JEFFREY R. TYLER
Mr. Tyler, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since their inception in August 2004. He also is a member of the teams that  manage the  Strategic  Allocation  funds,  Equity
Growth,  Income  &  Growth and  Balanced.  He joined  American  Century as a
Portfolio  Manager in  January  1988.  He has a  bachelor's  degree in  business economics from the University of California-Santa  Barbara and an MBA in finance and economics from Northwestern University. He is a CFA charterholder.

GINA SANCHEZ
Ms. Sanchez,  Portfolio Manager,  has been a member of the team that manages the funds since their  inception  in August  2004.  She also is a member of the team that manages the Strategic  Allocation  funds.  She joined  American  Century in
March 1998 as an Analyst and was promoted to Portfolio Manager in February 2001.
She has a bachelor's degree in economics from Harvard  University and a master's degree in International Policy from Stanford University.

CODE OF ETHICS

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders come before the interests of the people who manage the funds.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar
days.  It  also  contains   limits  on  short-term   transactions   in  American
Century-managed  funds.  In  addition,  the Code of  Ethics  requires  portfolio managers and other  employees with access to  information  about the purchase or sale of securities by the funds to obtain  approval before  executing  permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information  and the  investment  objectives  of the  funds  may not be  changed without  shareholder  approval.  The Board of  Directors  may  change  any other policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS AND R CLASS SHARES

The Advisor  Class and R Class shares are intended for purchase by  participants in  employer-sponsored  retirement or savings  plans and for persons  purchasing shares through investment advisors,  broker-dealers,  banks, insurance companies and other  financial  intermediaries  that provide  various  administrative  and distribution services.

MINIMUM INITIAL INVESTMENT AMOUNTS (FOR ALL CLASSES)

To open an account,  the  minimum  initial  investment  amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business  with us through a  financial  intermediary  or a  retirement plan,  your ability to purchase,  exchange,  redeem and transfer  shares will be affected by the policies of that entity. Some policy differences may include

o    minimum investment requirements

o    exchange policies

o    fund choices

o    cutoff time for investments

o    trading restrictions

Please  contact  your  financial  intermediary  or plan  sponsor  for a complete description of its policies.

          FINANCIAL  INTERMEDIARIES  INCLUDE  BANKS,  BROKER-DEALERS,  INSURANCE
     COMPANIES AND INVESTMENT ADVISORS.

Although fund share  transactions  may be made directly with American Century at no charge,  you also may  purchase,  redeem and  exchange  fund  shares  through financial  intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized  certain financial  intermediaries to accept orders on each fund's behalf.  American  Century has contracts  with these  intermediaries requiring  them to track the time  investment  orders are received and to comply with procedures relating to the transmission of orders.  Orders must be received by the  intermediary  on a fund's  behalf before the time the net asset value is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. Each fund  reserves the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We discourage excessive,  short-term trading and other abusive trading practices that may disrupt portfolio management  strategies and harm fund performance.  We take steps to reduce the frequency and effect of these  activities in our funds.
These steps include monitoring trading activity,  imposing trading  restrictions on certain accounts,  imposing  redemption fees on certain funds, and using fair value  pricing when current  market  prices are not  available.  Although  these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  American Century seeks to  exercise  its  judgment  in  implementing  these  tools  to the  best of its abilities in a manner that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading  practices.  These techniques may change from time to time as determined by American  Century in its sole  discretion.  To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  we  may  deem  the  sale  of  all  or  a  substantial  portion  of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

American Century  reserves the right, in its sole discretion,  to identify other trading practices as abusive.  In addition,  American Century reserves the right to  accept  purchases  and  exchanges  in  excess  of the  trading  restrictions discussed above if it believes that such transactions  would not be inconsistent with the best interests of fund shareholders or this policy.

Due to the complexity and subjectivity  involved in identifying  abusive trading activity and the volume of shareholder  transactions  American  Century handles, there can be no assurance  that  American  Century's  efforts will  identify all trades  or  trading  practices  that may be  considered  abusive.  In  addition,
American  Century's  ability to monitor trades that are placed by the individual shareholders  of omnibus  accounts  maintained  by financial  intermediaries  is severely limited because American Century does not have access to the underlying shareholder account  information.  However,  American Century monitors aggregate
trades   placed  in  omnibus   accounts   and  seeks  to  work  with   financial
intermediaries  to  discourage  shareholders  from  engaging in abusive  trading practices and to impose restrictions on excessive trades. There may be legal and technological  limitations on the ability of financial  intermediaries to impose restrictions on the trading  practices of their clients.  As a result,  American
Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

REDEMPTIONS

Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order.

          A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this  amount in  readily  marketable  securities  instead  of in cash.  The fund managers would select these securities from the fund's  portfolio.  A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold  securities  prematurely to pay the entire redemption amount in cash.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum If you do not meet the  deadline,  American
Century  reserves  the right to redeem  the shares in the  account  and send the proceeds to your address of record. You also may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions:

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners

o    Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

o    You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer to receive multiple copies of these documents  individually addressed, please contact your financial intermediary directly.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American  Century  determines  the net asset  value (NAV) of each fund as of the close of regular trading on the New York Stock Exchange  (usually 4 p.m. Eastern time) on each day the  Exchange  is open.  On days when the  Exchange  is closed
(including certain U.S.  holidays),  we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money  market fund is not readily  available,  the advisor may determine its
fair  value  in  accordance  with  procedures   adopted  by  the  fund's  board.
Circumstances  that may cause  the  advisor  to  determine  the fair  value of a security held by a fund include, but are not limited to:

o    an  event  occurs  after  the  close  of the  foreign  exchange  on which a portfolio  security  principally  trades,  but  before  the  close  of  the
     Exchange, that is likely to have changed the value of the security

o    a debt security has been declared in default

o    trading in a security has been halted during the trading day

o    the  demand  for the  security  (as  reflected  by its  trading  volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value  determination  would  materially  impact the fund's net asset value.  While fair value  determinations  involve  judgments that are inherently subjective,  these  determinations  are made in good  faith in  accordance  with procedures adopted by a fund's board.

Trading of  securities  in  foreign  markets  may not take  place  every day the
Exchange is open.  Also,  trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase,  exchange or redemption at the NAV next  determined after we receive your transaction request in good order.

          GOOD ORDER MEANS THAT YOUR INSTRUCTIONS HAVE BEEN RECEIVED IN THE FORM
     REQUIRED BY AMERICAN CENTURY. THIS MAY INCLUDE, FOR EXAMPLE,  PROVIDING THE
     FUND  NAME AND  ACCOUNT  NUMBER,  THE  AMOUNT  OF THE  TRANSACTION  AND ALL
     REQUIRED SIGNATURES.

DISTRIBUTIONS

Federal tax laws require each fund to make  distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment  company means that the funds will not be subject to state or federal income  tax on  amounts  distributed.  The  distributions  generally  consist of dividends and interest  received by a fund, as well as capital gains realized by a fund on the sale of its investment securities.

          CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL  ASSETS,  SUCH AS
     STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

Distributions  of  substantially  all income are paid  quarterly  for the Income portfolio  and annually for the dated  portfolios.  Distributions  from realized capital  gains  for all the  funds  are  generally  paid  annually,  usually  in
December.  The funds may make more  frequent  distributions,  if  necessary,  to comply with Internal Revenue Code provisions.  The funds'  distributions  may be taxable as ordinary  income,  capital gains or a combination of the two. Capital gains are taxed at  different  rates,  depending  on the length of time the fund held the securities that were sold.  Distributions are reinvested  automatically in additional shares unless you choose another option.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax  consequences  of  owning  shares of the funds  will vary  depending  on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have
received  or  capital  gains  they  have  generated   through  their  investment
activities.  Tax  consequences  also may result when  investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund  distributions  may consist of income such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of  investment  securities.  Distributions  of income are taxed as ordinary income,  unless they are designated as qualified  dividend income and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case distributions of income are taxed as long-term capital gains.

          QUALIFIED  DIVIDEND INCOME IS A DIVIDEND RECEIVED BY THE FUND FROM THE
     STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED THAT THE
     FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                      TAX RATE FOR 10%     TAX RATE FOR
TYPE OF DISTRIBUTION                  AND 15% BRACKETS     ALL OTHER BRACKETS

Short-term capital gains              Ordinary Income      Ordinary Income

Long-term capital gains (> 1 year)
and Qualified Dividend Income         5%                   15%

The tax status of any distributions of capital gains is determined by how long a fund held the  underlying  security that was sold, not by how long you have been invested in the fund, or whether you reinvest your  distributions  in additional shares or take them in cash.  For  taxable  accounts,  American  Century or your financial  intermediary will inform you of the tax status of fund  distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your  redemptions--including  exchanges  to other  American  Century  funds--are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

Buying a Dividend

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's  portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American  Century  offers four classes of shares of the funds:  Investor  Class,
Institutional  Class,  Advisor  Class and R Class.

The shares  offered by this  Prospectus  are Advisor  Class and R Class  shares.
Advisor   Class   and   R   Class   shares   are   offered   primarily   through
employer-sponsored  retirement  plans or through  institutions  like  investment advisors, banks, broker-dealers and insurance companies.

The other  classes have  different  fees,  expenses  and/or  minimum  investment requirements from the classes offered by this Prospectus.  The difference in the fee structures between the classes is the result of their separate  arrangements for shareholder and  distribution  services and not the result of any difference in  amounts  charged  by the  advisor  for core  investment  advisory  services.
Accordingly,  the  core  investment  advisory  expenses  do not  vary by  class.
Different fees and expenses will affect performance.  For additional information concerning the other classes of shares not offered by this  prospectus,  call us at

o    1-800-345-2021 for Investor Class shares

o    1-800-345-3533 for Institutional Class shares.

You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as  described  below,  all classes of shares of the funds have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only differences  between the classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange privileges;  and (e) the Institutional Class may provide for automatic  conversion  from that class into shares of the Investor  Class of the same fund.

SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses  associated with the distribution of their shares out of fund  assets.  The funds'  Advisor  Class and R Class  shares have a 12b-1 Plan.
Under the Advisor Class Plan,  each fund's Advisor Class pays the distributor an annual fee of 0.25% of Advisor  Class  average  net assets for  certain  ongoing shareholder and  administrative  services and distribution  services,  including past distribution services. Under the R Class Plan, each fund's R Class pays the distributor  an annual fee of 0.50% of R Class  average  net assets for  certain ongoing shareholder and administrative  services and for distribution  services, including past distribution  services.  The distributor pays all or a portion of such  fees to the  investment  advisors,  banks,  broker-dealers  and  insurance companies  that make Advisor Class and R Class shares  available.  Because these fees are used to pay for services that are not related to  prospective  sales of the funds,  each class will continue to make payments  under its plan even if it is closed to new investors. Because these fees are paid out of the funds' assets on an  ongoing  basis,  over  time  these  fees will  increase  the cost of your investment and may cost you more than paying other types of sales  charges.  For additional  information  about the Plans and their  terms,  see  Multiple  Class
Structure - Master  Distribution and Shareholder  Services Plan in the Statement
of Additional Information.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the funds'  distributor may make payments for various  additional  services or other expenses out of their past profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related  expenses.  The amount of any payments  described  by this  paragraph is determined by the advisor or the distributor and is not paid by you.

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the funds'  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  Prospectus.  This means  that it is  legally  part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the funds or your accounts,  by contacting  American  Century at the address or telephone numbers listed below.

You also can get  information  about  the  funds  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                   SEC Public Reference Room Washington, D.C.
                            Call 202-942-8090 for location and hours.

On the Internet             o EDGAR database at sec.gov

                            o By email request at publicinfo@sec.gov

By mail                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This  Prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                     FUND CODE     TICKER       NEWSPAPER LISTING
--------------------------------------------------------------------------------
My Retirement 2015 Portfolio

   Advisor Class                   752           x            x

   R Class                         252           x            x
--------------------------------------------------------------------------------
My Retirement 2025 Portfolio

   Advisor Class                   753           x            x

   R Class                         253           x            x
--------------------------------------------------------------------------------
My Retirement 2035 Portfolio

   Advisor Class                   754           x            x

   R Class                         254           x            x
--------------------------------------------------------------------------------
My Retirement 2045 Portfolio

   Advisor Class                   755            x           x

   R Class                         255            x           x
--------------------------------------------------------------------------------
My Retirement Income Portfolio

   Advisor Class                   756           x            x

   R Class                         256           x            x

Investment Company Act File No. 811-xxxxx

American Century Investments
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

0408
SH-PRS-xxxx

AMERICAN CENTURY INVESTMENTS
STATEMENT OF
ADDITIONAL INFORMATION

AUGUST 31, 2004

AMERICAN CENTURY
ASSET ALLOCATION PORTFOLIOS, INC.

My Retirement 2015 Portfolio
My Retirement 2025 Portfolio
My Retirement 2035 Portfolio
My Retirement 2045 Portfolio
My Retirement Income Portfolio

This  Statement of Additional  Information  adds to the discussion in the funds'
Prospectuses  dated August 31, 2004,  but is not a prospectus.  The Statement of
Additional  Information  should be read in  conjunction  with the funds' current
Prospectuses. If you would like a copy of a Prospectus, please contact us at one of the addresses or telephone numbers listed on the back cover or visit American
Century's Web site at americancentury.com.

This  Statement of  Additional  Information  incorporates  by reference  certain information that appears in the funds' annual and semiannual reports,  which are delivered to all  investors.  You may obtain a free copy of the funds' annual or semiannual reports by calling 1-800-345-2021.

American Century
Investment Services, Inc.

THE FUNDS' HISTORY

American  Century Asset  Allocation  Portfolios,  Inc. is a registered  open-end management  investment  company that was organized as a Maryland  corporation on
June 4, 2004. Throughout this Statement of Additional  Information,  we refer to
American Century Asset Allocation Portfolios, Inc. as the corporation.

Each fund  described in this  Statement of Additional  Information is a separate series  of the  corporation  and  operates  for many  purposes  as if it were an independent  company.  Each  fund has its own  investment  objective,  strategy, management team, assets, and tax identification and stock registration numbers.

FUND/CLASS                               TICKER SYMBOL           INCEPTION DATE
--------------------------------------------------------------------------------
2015 Portfolio

   Investor Class                        x                         08/31/2004

   Advisor Class                         x                         08/31/2004

   Institutional Class                   x                         08/31/2004

   R Class                               x                         08/31/2004
--------------------------------------------------------------------------------
2025 Portfolio

   Investor Class                        x                         08/31/2004

   Advisor Class                         x                         08/31/2004

   Institutional Class                   x                         08/31/2004

   R Class                               x                         08/31/2004
--------------------------------------------------------------------------------
2035 Portfolio

   Investor Class                        x                         08/31/2004

   Advisor Class                         x                         08/31/2004

   Institutional Class                   x                         08/31/2004

   R Class                               x                         08/31/2004
--------------------------------------------------------------------------------
2045 Portfolio

   Investor Class                        x                         08/31/2004

   Advisor Class                         x                         08/31/2004

   Institutional Class                   x                         08/31/2004

   R Class                               x                         08/31/2004
--------------------------------------------------------------------------------
Income Portfolio

   Investor Class                        x                         08/31/2004

   Advisor Class                         x                         08/31/2004

   Institutional Class                   x                         08/31/2004

   R Class                               x                         08/31/2004

FUND INVESTMENT GUIDELINES

The funds' advisor,  American Century  Investment  Management,  Inc., intends to invest  substantially  all of the funds' assets in other American Century mutual funds it manages, as described in the funds' prospectus. More details about each of the  underlying  funds are  available  in its  prospectus  and  statement  of additional  information.  This  section  explains the extent to which the funds'
advisor can use various  investment  vehicles  and  strategies  in managing  the underlying  funds' assets.  Descriptions of the investment  techniques and risks associated  with each appear in the section,  INVESTMENT  STRATEGIES  AND RISKS, which  begins  on  page  6.  In the  case  of the  funds'  principal  investment strategies,  these  descriptions  elaborate  upon  discussions  contained in the
Prospectus.

Because  the  funds  directly  invest  in  only a  relatively  small  number  of underlying funds, they are not diversified as defined in the Investment  Company
Act of 1940 (the Investment  Company Act).  Diversified means that, with respect to 75% of its total assets,  each fund will not invest more than 5% of its total assets  in the  securities  of a  single  issuer  or own  more  than  10% of the outstanding voting securities of a single issuer.  However, the underlying funds are generally  diversified  and so indirectly  provide broad exposure to a large number of securities.

MY RETIREMENT 2015 PORTFOLIO
MY RETIREMENT 2025 PORTFOLIO
MY RETIREMENT 2035 PORTFOLIO
MY RETIREMENT 2045 PORTFOLIO
MY RETIREMENT INCOME PORTFOLIO

As described in the funds'  Prospectus,  each fund's assets are allocated  among
underlying   funds  that  represent  major  asset  classes,   including   equity
securities,  bonds and cash-equivalent  instruments,  based on the fund's target allocation.  Through  the  underlying  funds,  each  fund's  assets are  further diversified among various investment categories and disciplines within the major asset classes.

The equity portion of a fund's portfolio may be indirectly  invested in any type of domestic or foreign equity or  equity-equivalent  security,  primarily common stocks,  that meets certain  fundamental  and technical  standards of selection.
Equity equivalents  include securities that permit the fund to receive an equity interest  in an issuer,  the  opportunity  to acquire an equity  interest  in an issuer,  or the  opportunity to receive a return on its investment  that permits the fund to  benefit  from the  growth  over time in the  equity  of an  issuer.
Examples of equity  securities and equity  equivalents  include preferred stock, convertible preferred stock and convertible debt securities.  Equity equivalents also may include  securities  whose value or return is derived from the value or return of a different security. Depositary receipts, which are described on page
6 under the heading Foreign Securities, are an example of the type of derivative security in which the underlying funds might invest.  Derivative  securities are discussed in greater detail on page 12 under the heading Derivative Securities.

The underlying  funds' managers use several  investment  disciplines in managing the  equity  portion  of each  fund's  portfolio,  including  growth,  value and quantitative  management  disciplines.  The growth  discipline  generally  seeks long-term  capital  appreciation  by investing in companies  whose  earnings and revenue trends meet the advisor's standards of selection,  which generally means that the companies  have  demonstrated  or, in the managers'  opinion,  have the prospects for demonstrating,  accelerating  earnings and revenues as compared to prior periods and/or industry competitors. The value investment discipline seeks capital growth by investing in equity securities of  well-established  companies that the managers believe to be temporarily undervalued.

The advisor  believes  both value  investing  and growth  investing  provide the potential for  appreciation  over time.  Value  investing  tends to provide less volatile  results.  This lower  volatility  means that the price of value stocks tends  not to fall as  significantly  as the  price  of  growth  stocks  in down markets.  However,  value stocks do not usually  appreciate as  significantly as growth  stocks do in up markets.  In keeping with the  diversification  theme of these  funds,  and as a result of  management's  belief  that  these  styles are complementary,  both  disciplines  will be  represented  to some  degree in each portfolio at all times.

As noted,  the value  investment  discipline  tends to be less volatile than the growth investment discipline.  As a result, portfolios with earlier target years will  generally  have a higher  proportion of their equity  investments in value stocks than portfolios with more distant target years.

In  addition,  the  equity  portion  of each  fund's  portfolio  will be further diversified  among small,  medium and large  companies.  This approach  provides investors with an additional level of  diversification  and enables investors to achieve a broader exposure to the various  capitalization  ranges without having to invest directly in multiple funds.  Quantitative  management disciplines also may be  represented  in a portion of each fund's  portfolio.  These  disciplines combine  elements of both growth and value  investing and are intended to reduce overall volatility relative to the market.

Quantitative   management   disciplines   combine  two   investment   management
approaches. The first is active management,  which allows the managers to select investments for a fund without  reference to an index or investment  model.  The second is  indexing,  in which the  managers  try to match a portion of a fund's portfolio composition to that of a particular index.

The primary  quantitative  management  approach  the  managers  use is portfolio optimization. The managers construct a portion of the funds' portfolios to match the risk  characteristics of the S&P 500 and then optimize each portfolio to achieve the desired balance of risk and return potential.

The  fixed-income  portion of a fund's  portfolio  may  indirectly  include U.S.
Treasury securities, securities issued or guaranteed by the U.S. government or a foreign  government,  or an agency or  instrumentality  of the U.S. or a foreign government,  and  nonconvertible  debt  obligations  issued by U.S.  or  foreign
corporations.   The  funds  also  may  invest  in  mortgage-related   and  other
asset-backed  securities,  which are described in greater detail on page 8 under the heading  Mortgage-Related  and Other  Asset-Backed  Securities.  As with the equity  portion  of a fund's  portfolio,  the  fixed-income  portion of a fund's
portfolio  will  be  diversified  among  the  various  fixed-income   investment
categories described above.

The value of  fixed-income  securities  fluctuates  based on changes in interest rates and in the credit quality of the issuers.  Debt  securities  that comprise part  of a  fund's  fixed-income  portfolio  may  include  investment-grade  and high-yield securities. Investment-grade means that at the time of purchase, such obligations  are  rated  within  the four  highest  categories  by a  nationally recognized statistical rating organization [for example, at least Baa by Moody's
Investors  Service,  Inc.  (Moody's) or BBB by Standard & Poor's Corporation
(S&P)], or, if not rated, are of equivalent investment quality as determined by the  managers.  According to Moody's,  bonds rated Baa are  medium-grade  and possess  some  speculative  characteristics.  A BBB rating by S&P  indicates
S&P's  belief that a security  exhibits a satisfactory  degree of safety and capacity for repayment but is more vulnerable to adverse economic conditions and changing circumstances.

High-yield  securities,  sometimes  referred to as junk bonds,  are higher risk,
nonconvertible   debt   obligations   that  are  rated  below   investment-grade
securities, or are unrated, but with similar credit quality.

There are no credit or maturity  restrictions on the fixed-income  securities in which the high-yield  portion of a fund's portfolio may be indirectly  invested.
Debt  securities  rated  below  investment  grade are  considered  by many to be predominantly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened  capacity to make  principal  and interest
payments  on  such  securities  than  is  the  case  with   higher-quality  debt
securities.  Regardless of rating  levels,  all debt  securities  considered for purchase by an underlying fund are analyzed by the managers to determine, to the extent reasonably  possible,  that the planned investment is consistent with the investment objective of the fund.

The cash-equivalent  portion of a fund's portfolio may be indirectly invested in high-quality  money market  instruments  (denominated in U.S. dollars or foreign currencies), including U.S. government obligations,  obligations of domestic and foreign banks, short-term corporate debt instruments and repurchase agreements.

The funds are "strategic"  rather than "tactical"  allocation funds, which means the managers do not try to time the market to identify when a major reallocation should be made. Instead, the managers periodically adjust target allocations and rebalance those allocations as described in the prospectus. Reallocations may be implemented promptly or may be implemented  gradually.  In order to minimize the impact of  reallocations  on a fund's  performance,  the managers will generally attempt to reallocate assets gradually.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

The funds' managers also may use the various investment  vehicles and techniques described in this section in managing the underlying funds' assets. This section also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile.

FOREIGN SECURITIES

Some of the  underlying  funds may  invest  in the  securities  (including  debt securities)  of  foreign  issuers,  including  foreign  governments,  when these securities meet their standards of selection.  Securities of foreign issuers may trade in the U.S. or foreign securities markets.

The funds may make such  investments  either  directly in foreign  securities or indirectly by  purchasing  depositary  receipts or depositary  shares of similar instruments  (depositary  receipts) for foreign securities.  Depositary receipts are  securities  that  are  listed  on  exchanges  or  quoted  in  the  domestic over-the-counter  markets  in one  country,  but  represent  shares  of  issuers domiciled in another country.  Direct  investments in foreign  securities may be made either on foreign securities exchanges or in the over-the-counter markets.

Subject to their  investment  objective  and  policies,  the funds may invest in common stocks,  convertible debt securities,  preferred stocks, bonds, notes and other  debt  securities  of  foreign  issuers  and debt  securities  of  foreign governments  and their  agencies.  The credit  quality  standards  applicable to domestic  debt  securities  purchased  by each fund are also  applicable  to its foreign securities investments.

Investments in foreign securities may present certain risks, including:

CURRENCY  RISK - The value of the foreign  investments  held by the funds may be significantly  affected by changes in currency  exchange rates. The dollar value of a foreign  security  generally  decreases  when the value of the dollar rises against the foreign  currency in which the security is denominated  and tends to increase when the value of the dollar falls against such currency.  In addition, the value of fund assets may be affected by losses and other  expenses  incurred in converting  between various  currencies in order to purchase and sell foreign securities, and by currency restrictions,  exchange control regulation, currency devaluations and political developments.

POLITICAL  AND ECONOMIC  RISK - The  economies of many of the countries in which the funds invest are not as  developed  as the economy of the United  States and
may  be  subject  to  significantly   different  forces.   Political  or  social
instability,   expropriation,   nationalization,   confiscatory   taxation   and
limitations on the removal of funds or other assets also could adversely  affect the value of investments.  Further, the funds may find it difficult or be unable to enforce  ownership  rights,  pursue  legal  remedies or obtain  judgments  in foreign courts.

REGULATORY RISK - Foreign companies  generally are not subject to the regulatory controls  imposed  on U.S.  issuers  and,  in  general,  there is less  publicly available  information about foreign securities than is available about domestic securities.  Many  foreign  companies  are not  subject to  uniform  accounting,
auditing  and  financial   reporting   standards,   practices  and  requirements
comparable  to those  applicable  to domestic  companies.  Income  from  foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK - Brokerage commission rates in foreign countries, which generally are fixed rather than subject to  negotiation as in the United States, are likely to be higher.  The  securities  markets in many of the  countries  in which the funds may invest  have  substantially  less  trading  volume  than the principal U.S. markets.  As a result,  the securities of some companies in these countries may be less liquid and more volatile than comparable U.S.  securities.
Furthermore,  one securities  broker may represent all or a significant  part of the trading  volume in a particular  country,  resulting in higher trading costs and decreased  liquidity due to a lack of alternative  trading  partners.  There generally  is less  government  regulation  and  supervision  of  foreign  stock exchanges,  brokers  and  issuers,  which  may  make  it  difficult  to  enforce contractual obligations.

CLEARANCE AND SETTLEMENT RISK - Foreign  securities  markets also have different clearance  and  settlement  procedures,  and in certain  markets there have been times  when  settlements  have  been  unable  to keep  pace  with the  volume of securities  transactions,  making it  difficult  to conduct  such  transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned.  The inability of the funds to make intended  security  purchases due to clearance and  settlement  problems could cause the funds to miss attractive investment opportunities.  Inability to dispose of portfolio  securities due to clearance and settlement  problems could result either in losses to the funds due to subsequent  declines in the value of the  portfolio  security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

OWNERSHIP  RISK - Evidence of  securities  ownership  may be  uncertain  in many foreign countries. In many of these countries,  the most notable of which is the
Russian Federation,  the ultimate evidence of securities  ownership is the share register held by the issuing company or its registrar.  While some companies may issue share  certificates  or provide  extracts of the company's share register, these  are  not  negotiable  instruments  and  are  not  effective  evidence  of securities  ownership.  In an ownership dispute, the company's share register is controlling.  As a result,  there is a risk that a fund's trade details could be incorrectly or  fraudulently  entered on the issuer's share register at the time of the  transaction,  or that a fund's  ownership  position could  thereafter be altered or deleted  entirely,  resulting in a loss to the fund.  While the funds intend to invest  directly  in Russian  companies  that  utilize an  independent registrar,  there can be no assurance that such investments will not result in a loss to the funds.

INVESTING IN EMERGING MARKET COUNTRIES

Some of the  underlying  funds may invest in  securities  of issuers in emerging market (developing) countries. The funds consider "emerging market countries" to include all  countries  that are  considered  by the advisor to be developing or emerging countries.  Currently,  the countries not included in this category for the funds are the United States,  Canada,  Japan,  the United Kingdom,  Germany,
Austria,  France,  Hong Kong,  Italy,  Ireland,  Luxembourg,  Singapore,  Spain,
Belgium,  Bermuda,  the Netherlands,  Portugal,  Switzerland,  Sweden,  Finland,
Norway,  Denmark,  Australia  and  New  Zealand.  In  addition,  as used in this
Statement of Additional  Information,  "securities of issuers in emerging market countries"  means (i)  securities of issuers for which the principal  securities trading  market is an  emerging  market  country or (ii)  securities  of issuers having  their  principal  place of business or  principal  office in an emerging market country.

Investing  in  securities  of  issuers in  emerging  market  countries  involves exposure to significantly higher risk than investing in countries with developed markets.  Emerging market countries may have economic  structures that generally are less diverse and mature,  and  political  systems that can be expected to be less stable than those of  developed  countries.  Securities  prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater  uncertainties of investing in lesser  developed  markets and economies.  In particular,  emerging  market  countries may have  relatively unstable governments, and may present the risk of nationalization of businesses, expropriation,  confiscatory  taxation  or in certain  instances,  reversion  to closed-market,  centrally planned  economies.  Such countries may also have less protection of property rights than developed countries.

The economies of emerging market countries may be based  predominantly on only a few industries or may be dependent on revenues from particular commodities or on international  aid or  developmental  assistance,  may be highly  vulnerable  to changes in local or global  trade  conditions,  and may suffer from  extreme and volatile debt burdens or inflation  rates.  In addition,  securities  markets in emerging market  countries may trade a relatively small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity  and in  volatility  in the price of securities traded on those markets.  Also,  securities markets in emerging market countries typically offer less regulatory protection for investors.

FOREIGN CURRENCY TRANSACTIONS AND FORWARD EXCHANGE CONTRACTS

An underlying  fund may conduct  foreign  currency  transactions on a spot basis
(i.e.,  cash) or forward basis (i.e., by entering into forward currency exchange contracts, currency options and futures transactions to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such transactions,  they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.

Forward contracts are customized  transactions that require a specific amount of a currency to be delivered  at a specific  exchange  rate on a specific  date or range of dates in the  future.  Forward  contracts  are  generally  traded in an interbank market directly  between  currency traders (usually larger  commercial banks)  and their  customers.  The  parties to a forward  contract  may agree to offset or terminate the contract  before its maturity,  or may hold the contract to maturity and complete the contemplated currency exchange.

The following summarizes the principal currency management  strategies involving forward  contracts.  An underlying  fund may also use swap  agreements,  indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

(1)  SETTLEMENT  HEDGES OR  TRANSACTION  HEDGES - When the fund managers wish to lock in the U.S. dollar price of a foreign  currency  denominated  security when a fund is purchasing or selling the security,  the fund may enter into a forward  contract  to do so.  This type of  currency  transaction,  often called a  "settlement  hedge" or  "transaction  hedge,"  protects  the fund against an adverse  change in foreign  currency  values  between the date a security  is  purchased  or sold and the date on which  payment  is made or received (i.e.,  settled).  Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future  purchases or sales of securities  denominated in foreign currency,  even if the specific investments have not yet been selected by the fund managers.  This strategy is often referred to as "anticipatory hedging."

(2)  POSITION  HEDGES - When the fund  managers  believe  that the currency of a particular foreign country may suffer substantial  decline against the U.S.
     dollar,  a fund may enter into a forward  contract to sell foreign currency for a fixed U.S.  dollar amount  approximating  the value of some or all of its portfolio  securities either denominated in, or whose value is tied to, such foreign currency. This use of a forward contract is sometimes referred to  as a  "position  hedge."  For  example,  if  a  fund  owned  securities denominated in Euro, it could enter into a forward contract to sell Euro in return for U.S.  dollars to hedge against  possible  declines in the Euro's value.  This hedge would tend to offset both positive and negative currency fluctuations,  but would  not tend to offset  changes  in  security  values caused by other  factors.

     A fund could also hedge the position by entering into a forward contract to sell  another  currency  expected to perform  similarly  to the currency in which the fund's existing investments are denominated.  This type of hedge, often  called a "proxy  hedge,"  could offer  advantages  in terms of cost, yield or efficiency,  but may not hedge currency exposure as effectively as a simple position hedge against U.S. dollars. This type of hedge may result in losses if the currency  used to hedge does not perform  similarly to the currency in which the hedged securities are denominated.

     The  precise  matching  of forward  contracts  in the amounts and values of securities  involved  generally  would not be  possible  because the future values of such foreign  currencies  will change as a consequence  of market movements  in the values of those  securities  between the date the forward contract  is entered  into and the date it matures.  Predicting  short-term currency  market  movements  is  extremely  difficult,  and the  successful execution of a short-term  hedging strategy is highly uncertain.  Normally, consideration  of the prospect for currency  parities will be  incorporated into the  long-term  investment  decisions  made with  respect  to  overall diversification  strategies.  However,  the  managers  believe  that  it is important to have  flexibility  to enter into such forward  contracts  when they determine that a fund's best interests may be served.

     At the  maturity  of the  forward  contract,  the fund may either  sell the portfolio  security and make  delivery of the foreign  currency,  or it may retain the security and  terminate  the  obligation  to deliver the foreign currency by  purchasing  an  "offsetting"  forward  contract  with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

     It is impossible  to forecast  with absolute  precision the market value of
     portfolio   securities  at  the   expiration   of  the  forward   contract.
     Accordingly,  it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such  purchase) if the market  value of the  security is less than the amount of foreign  currency the fund is  obligated  to deliver  and if a  decision  is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

(3)  SHIFTING  CURRENCY  EXPOSURE - A fund may also enter into forward contracts to shift its investment  exposure from one currency into another.  This may include shifting  exposure from U.S. dollars to foreign  currency,  or from one foreign  currency to another foreign  currency.  This strategy tends to limit exposure to the currency sold, and increase  exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency  and  purchased  an  equivalent  security  denominated  in another currency.  For example,  if the fund managers believed that the U.S. dollar may suffer a substantial  decline against the Euro, they could enter into a forward contract to purchase Euros for a fixed amount of U.S. dollars. This transaction  would protect  against losses  resulting from a decline in the value of the U.S.  dollar,  but would  cause the fund to assume the risk of fluctuations in the value of the Euro.

Successful  use of  currency  management  strategies  will  depend  on the  fund management  team's  skill in  analyzing  currency  values.  Currency  management strategies may substantially  change a fund's investment  exposure to changes in currency rates and could result in losses to a fund if currencies do not perform as the fund managers  anticipate.  For example,  if a currency's value rose at a time when the fund manager hedged a fund by selling the currency in exchange for
U.S.  dollars,  a fund would not  participate  in the  currency's  appreciation.
Similarly,  if the fund  managers  increase a fund's  exposure to a currency and that  currency's  value  declines,  a fund  will  sustain  a loss.  There  is no assurance that the fund managers' use of foreign currency management  strategies will be advantageous to a fund or that they will hedge at appropriate times.

The  fund  will  cover  outstanding  forward  contracts  by  maintaining  liquid portfolio  securities  denominated  in, or whose value is tied to, the  currency underlying the forward contract or the currency being hedged. To the extent that the fund is not able to cover its forward  currency  positions  with  underlying portfolio  securities,  the fund's custodian will segregate cash or other liquid assets  having a value equal to the aggregate  amount of the fund's  commitments under forward contracts entered into with respect to position hedges, settlement hedges and anticipatory hedges.

CONVERTIBLE DEBT SECURITIES

A convertible debt security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert  the  fixed-income  security  into a stated  number  of shares of common stock. As fixed-income securities,  convertible debt securities provide a stable stream of income,  with generally higher yields than common stocks.  Convertible debt  securities  offer the  potential to benefit  from  increases in the market price of the underlying common stock; however, they generally offer lower yields than  nonconvertible  securities  of similar  quality.  Of  course,  as with all fixed-income securities, there can be no assurance of current income because the issuers of the convertible debt securities may default on their obligations.  In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

Convertible  debt  securities  generally are  subordinated  to other similar but nonconvertible  securities of the same issuer,  although  convertible  bonds, as corporate debt  obligations,  enjoy  seniority in right of payment to all equity securities,  and  convertible  preferred  stock is senior to common stock of the same issuer.  Because of the subordination  feature,  however,  convertible debt securities typically have lower ratings from ratings  organizations than similar nonconvertible securities.

Unlike a convertible security that is a single security, a synthetic convertible security  is  comprised  of  two  distinct  securities  that  together  resemble convertible securities in certain respects. Synthetic convertible securities are created by combining  nonconvertible  bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or NASDAQ. The two components of a synthetic  convertible  security,  which will be issued with respect to the same entity,  generally  are not offered as a unit and may be purchased and sold by the fund at different times.  Synthetic  convertible  securities  differ from convertible  securities  in certain  respects.  Each  component  of a  synthetic convertible  security has a separate  market value and responds  differently  to market fluctuations.  Investing in a synthetic convertible security involves the
risk  normally  found  in  holding  the  securities   comprising  the  synthetic
convertible security.

SHORT SALES

An underlying fund may engage in short sales for cash  management  purposes only if, at the time of the  short  sale,  the fund owns or has the right to  acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities  until delivery occurs.  To make delivery to the  purchaser,  the executing  broker  borrows the  securities being  sold  short  on  behalf  of the  seller.  While  the  short  position  is maintained,  the seller  collateralizes its obligation to deliver the securities sold  short in an  amount  equal  to the  proceeds  of the  short  sale  plus an additional  margin amount  established  by the Board of Governors of the Federal
Reserve. If a fund engages in a short sale, the fund's custodian will maintain a collateral  account  consisting of cash, cash  equivalents or other  appropriate liquid securities in an amount sufficient to meet the purchase price.

There will be certain additional  transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

PORTFOLIO LENDING

In order to realize additional income, an underlying fund may lend its portfolio securities.  Such loans may not exceed  one-third  of the  fund's  total  assets valued at market except

o    through the purchase of debt  securities in accordance  with its investment objective, policies and limitations, or

o    by engaging in repurchase agreements with respect to portfolio securities.

DERIVATIVE SECURITIES

To the  extent  permitted  by their  investment  objectives  and  policies,  the underlying  funds may invest in  securities  that are  commonly  referred  to as
derivative   securities.   Generally,  a  derivative  security  is  a  financial
arrangement  the value of which is based  on, or  derived  from,  a  traditional security,  asset, or market index.  Certain derivative  securities are described more accurately as index/structured securities.  Index/structured securities are derivative  securities  whose  value or  performance  is linked to other  equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivative  securities,  such as  mortgage-related  and other  asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative  securities and many different ways to use them.  Futures and  options are  commonly  used for  traditional  hedging purposes to attempt to protect a fund from exposure to changing  interest rates, securities  prices  or  currency  exchange  rates.  They  also are used for cash management  purposes as a low-cost  method of gaining  exposure to a  particular securities market without investing directly in those securities.

No fund may invest in a derivative  security  unless the reference  index or the instrument  to which it  relates is an  eligible  investment  for the fund.  For example,  a security whose  underlying value is linked to the price of oil would not be a permissible  investment because the funds may not invest in oil and gas leases or futures.

The return on a derivative  security may  increase or decrease,  depending  upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

o    the risk that the underlying security, interest rate, market index or other
     financial   asset  will  not  move  in  the  direction  the  fund  managers anticipate;

o    the  possibility  that  there may be no  liquid  secondary  market,  or the possibility that price  fluctuation  limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o    the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o    the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the advisor's policy  regarding  investments in derivative securities.  That policy specifies factors that must be considered in connection with a purchase of derivative  securities and provides that a fund may not invest in a  derivative  security if it would be possible  for a fund to lose more money than it had  invested.  The policy also  establishes a committee that must review certain  proposed  purchases  before the purchases can be made.
The advisor will report on fund activity in  derivative  securities to the Board of Directors as necessary.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES

The  underlying  funds may  purchase  mortgage-related  and  other  asset-backed
securities.   Mortgage  pass-through   securities  are  securities  representing
interests  in  "pools" of  mortgages  in which  payments  of both  interest  and principal on the  securities  are  generally  made monthly,  in effect  "passing through"  monthly  payments made by the individual  borrowers on the residential mortgage loans that underlie the  securities  (net of fees paid to the issuer or guarantor of the securities).

Early repayment of principal on mortgage  pass-through  securities (arising from prepayments of principal due to sale of the underlying property,  refinancing or foreclosure, net of fees and costs that may be incurred) may expose the funds to a lower rate of return  upon  reinvestment  of  principal.  Also,  if a security subject to prepayment  were purchased at a premium,  in the event of prepayment, the value of the premium would be lost. As with other  fixed-income  securities, when interest rates rise,  the value of a  mortgage-related  security  generally
will   decline;   however,   when   interest   rates   decline,   the  value  of
mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

Payment of principal and interest on some mortgage pass-through  securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government, as in the case of securities guaranteed by the  Government  National  Mortgage  Association  (GNMA),  or  guaranteed  by agencies  or  instrumentalities  of  the  U.S.  government,  as in the  case  of securities guaranteed by the Federal National Mortgage Association (FNMA) or the
Federal Home Loan Mortgage Corporation (FHLMC),  which are supported only by the discretionary  authority  of  the  U.S.  government  to  purchase  the  agency's obligations.

Mortgage  pass-through  securities created by  nongovernmental  issuers (such as commercial  banks,  savings and loan  institutions,  private mortgage  insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees,  including  individual loan, title, pool and  hazard  insurance  and  letters  of  credit,  which  may be  issued by governmental entities, private insurers or the mortgage poolers.

The  underlying  funds also may invest in  collateralized  mortgage  obligations
(CMOs).  CMOs are  mortgage-backed  securities  issued by  government  agencies;
single-purpose,   stand-alone  financial  subsidiaries;  trusts  established  by financial institutions; or similar institutions. The funds may buy CMOs that:

o    are  collateralized by pools of mortgages in which payment of principal and interest of each mortgage is guaranteed by an agency or  instrumentality of the U.S. government;

o    are  collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer,  and the guarantee is collateralized by U.S. government securities; and

o    are  securities in which the proceeds of the issue are invested in mortgage securities  and  payments of principal  and  interest are  supported by the credit of an agency or instrumentality of the U.S. government.

SWAP AGREEMENTS

An underlying fund may invest in swap agreements, consistent with its investment objective and  strategies.  A fund may enter into a swap  agreement in order to, for example,  attempt to obtain or preserve a  particular  return or spread at a lower cost than obtaining a return or spread through  purchases  and/or sales of instruments in other markets; protect against currency fluctuations;  attempt to manage  duration to protect  against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party  contracts entered into primarily by institutional investors  for  periods  ranging  from a few weeks to more  than one year.  In a standard  "swap"  transaction,  two parties  agree to  exchange  the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments,  which may be adjusted for an interest  factor.  The gross  returns to be exchanged or  "swapped"  between the parties are  generally calculated with respect to a "notional  amount," i.e., the return on or increase in value of a particular  dollar amount invested at a particular  interest rate, in a particular foreign currency, or in a "basket" of securities  representing a particular index. Forms of swap agreements include,  for example,  interest rate swaps,  under  which  fixed- or  floating-rate  interest  payments on a specific principal  amount are exchanged  and total return  swaps,  under which one party agrees to pay the other the total return of a defined  underlying asset (usually an index,  stock,  bond or defined portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cashflows based on LIBOR. The funds may enter into credit default swap  agreements to hedge an existing  position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell  protection  against a credit event of a specific issuer. The seller of credit  protection  against a security  or basket of  securities  receives an up-front or periodic payment to compensate  against  potential default event(s).
The fund may enhance returns by selling protection or attempt to mitigate credit
risk  by  buying  protection.   Market  supply  and  demand  factors  may  cause
distortions  between  the cash  securities  market and the credit  default  swap market.

Whether  a fund's  use of swap  agreements  will be  successful  depends  on the advisor's  ability to predict correctly whether certain types of investments are likely to produce  greater returns than other  investments.  Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund.  Total  return swaps could  result in losses if the  reference  index, security,  or  investments  do not perform as  anticipated  by the fund.  Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness  of the  issuer  on which  the  credit  default  swap is based.
Because they are two-party  contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid.  Moreover,  a fund bears the risk of loss of the amount  expected to be received  under a swap agreement  in the  event  of  the  default  or  bankruptcy  of a swap  agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the funds by the Internal  Revenue Code may limit the funds' ability to use swap agreements.  The  swaps  market  is a  relatively  new  market  and  is  largely unregulated.  It is possible that  developments  in the swaps market,  including potential  government  regulation,  could  adversely  affect a fund's ability to terminate  existing swap  agreements or to realize  amounts to be received under such agreements.

FUTURES AND OPTIONS

An  underlying  fund may enter  into  futures  contracts,  options or options on futures  contracts.  Futures  contracts  provide  for the sale by one  party and purchase by another party of a specific  security at a specified future time and price. Generally, futures transactions will be used to

o    protect against a decline in market value of the fund's securities  (taking a short futures position),

o    protect  against the risk of an increase in market value for  securities in which  the fund  generally  invests  at a time  when the fund is not  fully invested (taking a long futures position), or

o    provide a temporary  substitute for the purchase of an individual  security that may not be purchased in an orderly fashion.

Some futures and options  strategies,  such as selling futures,  buying puts and writing calls,  hedge a fund's  investments  against price  fluctuations.  Other strategies,  such as buying  futures,  writing  puts and buying  calls,  tend to increase  market  exposure.  Although other  techniques may be used to control a fund's exposure to market  fluctuations,  the use of futures  contracts may be a more  effective  means of hedging  this  exposure.  While a fund pays  brokerage commissions in connection with opening and closing out futures positions,  these costs are lower than the transaction  costs incurred in the purchase and sale of the underlying securities.

For example,  the sale of a future by a fund means the fund becomes obligated to deliver  the  security  (or  securities,  in the case of an index  future)  at a specified  price on a specified  date.  The  purchase of a future means the fund becomes  obligated to buy the security (or securities) at a specified price on a
specified   date.   The  fund   managers  may  engage  in  futures  and  options
transactions,  consistent with the funds' investment objectives,  that are based on  securities  indices.  Examples of indices  that may be used include the Bond
Buyer Index of Municipal Bonds for the fixed-income  portion of the funds or the
S&P 500 Index for the equity  portion of the funds.  The  managers  also may engage in futures and options transactions based on specific securities. Futures contracts  are traded on  national  futures  exchanges.  Futures  exchanges  and trading are regulated under the Commodity  Exchange Act by the Commodity Futures
Trading Commission (CFTC), a U.S. government agency.

Index futures  contracts differ from traditional  futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead,  these contracts settle in cash at the spot market  value of the index.  Although  other types of futures  contracts by their terms call for actual  delivery or acceptance of the underlying  securities,  in most cases the  contracts  are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e.,  buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount.  This amount is known as initial margin.  The margin  deposit is intended to ensure  completion  of the contract  (delivery or acceptance  of the  underlying  security) if it is not  terminated  prior to the specified  delivery  date.  A  margin  deposit  does  not  constitute  a  margin transaction for purposes of the funds' investment restrictions.  Minimum initial margin requirements are established by the futures exchanges and may be revised.
In addition,  brokers may establish margin deposit  requirements that are higher than the exchange  minimums.  Cash held in the margin accounts  generally is not income-producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income.  Subsequent  payments to and from the broker,  called variation margin,  will be made on a daily basis as the price of the underlying securities or index fluctuates, making the future more or less  valuable,  a process  known as  marking  the  contract  to market.
Changes in  variation  margin are  recorded by the fund as  unrealized  gains or losses.  At any time prior to  expiration  of the future,  the fund may elect to close the  position by taking an opposite  position.  A final  determination  of variation  margin is then made;  additional  cash is  required  to be paid by or released to the fund and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures  and  options  prices can be  volatile,  and  trading  in these  markets involves  certain risks. If the fund managers apply a hedge at an  inappropriate time or judge  interest rate or equity market  trends  incorrectly,  futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position  because of an illiquid  secondary  market.  Futures  contracts may be closed out only on an exchange that provides a secondary market for these  contracts,  and there is no assurance that a liquid secondary  market will exist for any particular  futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers  consider it appropriate or desirable to do so. In the event of adverse  price  movements,  a fund would be  required  to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio  securities to meet daily margin  requirements  at a time when the fund managers would not otherwise elect to do so. In  addition,  a fund may be required  to deliver or take  delivery of instruments  underlying  futures contracts it holds. The fund managers will seek to minimize these risks by limiting the futures contracts entered into on behalf of the funds to those traded on national  futures  exchanges and for which there appears to be a liquid secondary market.

A fund could  suffer  losses if the prices of its futures and options  positions were poorly  correlated with its other  investments or if securities  underlying futures contracts purchased by a fund had different maturities than those of the portfolio  securities being hedged. Such imperfect  correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin  payments it has deposited  with a margin broker if, for example, the broker became bankrupt.

Most  futures  exchanges  limit the amount of  fluctuation  permitted in futures contract  prices during a single  trading day. The daily limit  establishes  the maximum  amount that the price of a futures  contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price  beyond  the  limit.  However,  the  daily  limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily  limit for  several  consecutive  trading  days with little or no trading, thereby  preventing prompt  liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the  obligation,  to sell the  futures  contract  (a put  option)  or to buy the contract (a call  option) at a fixed  strike  price.  A fund can  terminate  its position in a put option by allowing it to expire or by  exercising  the option.
If the  option  is  exercised,  the fund  completes  the sale of the  underlying security at the strike price.  Purchasing  an option on a futures  contract does not require a fund to make margin payments unless the option is exercised.

The  funds  may write (or sell)  call  options  that  obligate  them to sell (or deliver) the option's underlying  instrument upon exercise of the option.  While the receipt of option premiums would mitigate the effects of price declines, the funds  would give up some  ability to  participate  in a price  increase  on the underlying security. If a fund were to engage in options transactions,  it would own the  futures  contract  at the time a call were  written  and would keep the contract open until the obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Some underlying  funds may enter into futures  contracts,  options or options on futures  contracts.

Under the  Commodity  Exchange  Act, a fund may enter into  futures  and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial  margin and option  premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total  assets.  To the extent  required by law, each fund will segregate cash or securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

INVESTMENT IN ISSUERS WITH LIMITED OPERATING HISTORIES

Some underlying  funds may invest a portion of their assets in the securities of issuers with limited  operating  histories.  The managers  consider an issuer to have a limited  operating history if that issuer has a record of less than three years of continuous  operation.  The managers  will consider  periods of capital
formation,   incubation,   consolidations,   and  research  and  development  in
determining  whether  a  particular  issuer  has a  record  of  three  years  of continuous operation.

Investments  in  securities  of issuers with  limited  operating  histories  may involve greater risks than investments in securities of more mature issuers.  By their nature,  such issuers  present limited  operating  histories and financial information upon which the managers may base their investment decision on behalf of the funds.  In  addition,  financial  and other  information  regarding  such issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation,  "issuers"  refers to operating  companies that issue  securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations.  It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations  or income  streams.  For example,  a fund's  investments in a trust created for the purpose of pooling mortgage  obligations would not be subject to the limitation.

REPURCHASE AGREEMENTS

Each fund may invest in  repurchase  agreements  when they present an attractive short-term  return on cash that is not  otherwise  committed  to the purchase of securities  pursuant  to the  investment  policies  of that fund.  A  repurchase agreement  occurs  when,  at  the  time  a fund  purchases  an  interest-bearing obligation,  the  seller  (a  bank  or  a  broker-dealer  registered  under  the
Securities  Exchange Act of 1934)  agrees to purchase it on a specified  date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because  the  security  purchased  constitutes  collateral  for  the  repurchase obligation,  a repurchase  agreement can be considered a loan  collateralized by the  security  purchased.  The fund's  risk is the  seller's  ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in  disposing  of the  collateral,  which would  reduce the amount realized  thereon.  If the seller seeks relief under the bankruptcy laws, the  disposition of the collateral may be delayed or limited.  To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase  agreement  transactions to securities issued by the U.S. government and its agencies and instrumentalities,  and will enter into such  transactions  with  those  banks and  securities  dealers  who are  deemed creditworthy by the funds' advisor.

Repurchase  agreements  maturing  in more than seven days would  count  toward a fund's 15% limit on illiquid securities.

VARIABLE- AND FLOATING-RATE OBLIGATIONS

Variable- and floating-rate  demand  obligations  (VRDOs and FRDOs) carry rights that  permit  holders to demand  payment of the unpaid  principal  plus  accrued interest,  from the  issuers  or from  financial  intermediaries.  Floating-rate securities,  or floaters,  have interest  rates that change  whenever there is a change in a  designated  base  rate;  variable-rate  instruments  provide  for a specified, periodic adjustment in the interest rate, which typically is based on an index.  These rate  formulas are designed to result in a market value for the
VRDO or FRDO that approximates par value.

OBLIGATIONS WITH TERM PUTS ATTACHED

The underlying  funds may invest in fixed-rate bonds subject to third-party puts and  participation  interests  in such bonds that are held by a bank in trust or otherwise,  which have tender options or demand features attached.  These tender options or demand features permit the funds to tender (or put) their bonds to an institution at periodic  intervals and to receive the principal  amount thereof.
The managers  expect the funds will pay more for  securities  with puts attached than for securities without these liquidity features.

Because it is difficult to evaluate the  likelihood of exercise or the potential benefit of a put,  puts  normally  will be  determined  to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as  separate  securities  are not  expected  to affect the funds'  weighted average  maturities.  When a fund has paid for a put, the cost will be reflected as unrealized  depreciation on the underlying security for the period the put is held.  Any gain on the sale of the  underlying  security  will be reduced by the cost of the put.

There is a risk that the seller of an obligation with a put attached will not be able to repurchase  the  underlying  obligation  when (or if) a fund attempts to exercise the put. To minimize such risks,  the funds will  purchase  obligations with puts attached only from sellers  deemed  creditworthy  by the fund managers under the direction of the Board of Directors.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

The  underlying  funds may  sometimes  purchase  new issues of  securities  on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the  commitment  is made,  but payment  and  delivery occur at a future date.

For  example,  a fund may sell a security and at the same time make a commitment to purchase  the same or a  comparable  security at a future date and  specified price.  Conversely,  a fund may  purchase a security and at the same time make a commitment  to sell  the same or a  comparable  security  at a  future  date and specified price. These types of transactions are executed simultaneously in what are known as  dollar-rolls,  buy/sell  back  transactions,  cash and  carry,  or financing  transactions.  For example,  a  broker-dealer  may seek to purchase a particular  security  that a fund owns.  The fund will sell that security to the broker-dealer and simultaneously  enter into a forward  commitment  agreement to buy it back at a future date. This type of transaction  generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing  securities on a when-issued or forward commitment basis, a fund assumes  the rights  and risks of  ownership,  including  the risks of price and yield  fluctuations.  Market rates of interest on debt securities at the time of delivery  may be higher or lower than those  contracted  for on the  when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund.  While the fund will make  commitments to purchase or sell  securities  with the  intention  of actually  receiving  or delivering them, it may sell the securities  before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing  securities on a when-issued or forward  commitment  basis, a fund will  establish  and maintain  until the  settlement  date a segregated  account consisting of cash, cash equivalents or other  appropriate  liquid securities in an amount  sufficient to meet the purchase price. When the time comes to pay for the when-issued  securities,  the fund will meet its obligations  with available cash, through the sale of securities,  or, although it would not normally expect to do so, by selling the  when-issued  securities  themselves  (which may have a market  value  greater  or less than the  fund's  payment  obligation).  Selling securities to meet  when-issued or forward  commitment  obligations may generate taxable capital gains or losses.

INVERSE FLOATERS

An inverse floater is a type of derivative  security that bears an interest rate that moves  inversely to market  interest  rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is  accomplished  by expressing  the interest rate on the inverse  floater as an above-market  fixed  rate  of  interest,  reduced  by an  amount  determined  by reference to a market-based or bond-specific  floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse  floaters  may be issued in  conjunction  with an equal  amount of Dutch
Auction  floating-rate bonds (floaters),  or a market-based index may be used to set the interest rate on these securities.  A Dutch Auction is an auction system in which  the  price  of the  security  is  gradually  lowered  until it meets a responsive  bid and is sold.  Floaters  and inverse  floaters  may be brought to market (1) by a broker-dealer who purchases  fixed-rate bonds and places them in a trust;  or (2) by an issuer  seeking to reduce  interest  expenses  by using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer  structured offering (where underlying fixed-rate bonds have been placed in a trust),  distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

(i)  Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the  floaters,  and the interest rate is set just high enough to ensure that all of the floaters are sold.

(ii) Inverse floater  holders receive all of the interest that remains,  if any, on the underlying  bonds after floater  interest and auction fees are paid.
     The interest rates on inverse floaters may be significantly  reduced,  even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are  comparable,  although the interest paid on the inverse  floaters is based on a presumed coupon rate that would have been required to bring  fixed-rate  bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters,  inverse floater holders may be given the right to acquire the underlying  security (or to create a fixed-rate  bond) by calling an equal amount of  corresponding  floaters.  The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction  procedure  generally do not have the right to put back their  interests to the issuer or to a third party. If a Dutch
Auction fails, the floater holder may be required to hold its position until the underlying bond matures,  during which time interest on the floater is capped at a predetermined rate.

The  secondary  market for  floaters and inverse  floaters  may be limited.  The market value of inverse  floaters tends to be  significantly  more volatile than the market value of fixed-rate bonds.

OTHER INVESTMENT COMPANIES

Each of the My Retirement  Portfolios  may invest up to 100% of its total assets in other American Century mutual funds in reliance on Section 12(d)(1)(G) of the
Investment Company Act of 1940.

Each of the  underlying  funds may invest up to 10% of its total assets in other investment  companies,  such as mutual funds,  provided  that the  investment is
consistent  with  the  fund's  investment   policies  and  restrictions.   These
investments  may  include  investments  in money  market  funds  managed  by the advisor.  Under the  Investment  Company  Act,  each fund's  investment  in such securities, subject to certain exceptions, currently is limited to

(a)  3% of the total voting stock of any one investment company,

(b)  5% of the fund's total assets with respect to any one  investment  company;
     and

(c)  10% of the fund's total assets in the aggregate.

Such  purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary  brokers'
commissions.  As a shareholder of another investment company, a fund would bear, along  with other  shareholders,  its pro rata  portion of the other  investment company's expenses, including advisory fees. These expenses would be in addition to the management  fee that each fund bears directly in connection  with its own operations.

EQUITY EQUIVALENTS

In addition to investing in common stocks,  the  underlying  funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity  interest  in an issuer,  or the  opportunity  to receive a return on its investment  that  permits  the fund to benefit  from the growth over time in the equity of an  issuer.  Examples  of equity  securities  and  equity  equivalents include  preferred  stock,  convertible  preferred  stock and  convertible  debt securities.

Equity  equivalents also may include securities whose value or return is derived from the value or return of a different security.

RESTRICTED AND ILLIQUID SECURITIES

The  underlying  funds may, from time to time,  purchase  restricted or illiquid securities,  including  Rule  144A  securities,  when  they  present  attractive investment  opportunities that otherwise meet the funds' criteria for selection.
Rule 144A  securities are securities  that are privately  placed with and traded among qualified institutional investors rather than the general public. Although
Rule  144A  securities  are  considered  restricted  securities,  they  are  not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities  and  Exchange  Commission  (SEC)  has taken  the  position  that the liquidity of such  securities  in the  portfolio of a fund  offering  redeemable securities is a question of fact for the Board of Directors to  determine,  such determination to be based upon a consideration of the readily  available trading markets and the review of any contractual restrictions.  Accordingly,  the Board of Directors is responsible for developing and  establishing  the guidelines and procedures for determining the liquidity of Rule 144A securities.  As allowed by
Rule 144A,  the Board of Directors  has  delegated  the  day-to-day  function of determining  the  liquidity of Rule 144A  securities to the fund  managers.  The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional  investors,  the  liquidity  of  such  securities  may be  limited accordingly  and a fund  may,  from  time to  time,  hold a Rule  144A or  other security  that is illiquid.  In such an event,  the fund  managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

SHORT-TERM SECURITIES

The  funds may  invest a  portion  of their  assets  in money  market  and other short-term securities.

Examples of those securities include:

o    Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

o    Commercial Paper

o    Certificates of Deposit and Euro Dollar Certificates of Deposit

o    Bankers' Acceptances

o    Short-term notes, bonds, debentures or other debt instruments

o    Repurchase agreements

o    Money market funds

Under the  Investment  Company Act, an  underlying  fund's  investment  in other investment  companies (including money market funds) currently is limited to (a)
3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the  aggregate.  These  investments  may include  investments in money market funds managed by the advisor.  Any investment in money market funds must be consistent  with the investment  policies and  restrictions  of the fund making the investment.

ZERO-COUPON, STEP-COUPON AND PAY-IN-KIND SECURITIES

Zero-coupon,  step-coupon and pay-in-kind securities are debt securities that do not make regular cash interest payments.  Zero-coupon and step-coupon securities are sold at a deep  discount to their face  value.  Pay-in-kind  securities  pay interest through the issuance of additional securities.  Because such securities do not pay current cash income,  the price of these  securities  can be volatile when interest rates  fluctuate.  While these  securities do not pay current cash income, federal income tax law requires the holders of zero-coupon,  step-coupon and  pay-in-kind  securities  to include in income  each year the portion of the original  issue  discount and other noncash  income on such  securities  accrued during that year.  In order to continue to qualify for  treatment as a regulated investment company under the Internal Revenue Code and avoid certain excise tax, the funds are required to make  distributions  of income  accrued for each year.
Accordingly, the funds may be required to dispose of other portfolio securities, which may occur in periods of adverse market  prices,  in order to generate cash to meet these distribution requirements.

LOAN INTERESTS

Loan  interests  are interests in amounts owed by a corporate,  governmental  or other borrower to lenders or lending syndicates. Loan interests purchased by the funds may have a maturity  of any number of days or years,  and may be  acquired from U.S. and foreign banks,  insurance  companies,  finance  companies or other financial  institutions  that  have  made  loans  or are  members  of a  lending syndicate or from the holders of loan interests. Loan interests involve the risk of loss in case of default or  bankruptcy  of the  borrower  and, in the case of participation interests,  involve a risk of insolvency of the agent lending bank or other financial intermediary.  Loan interests are not rated by any nationally recognized  securities  rating  organization  and are, at  present,  not readily marketable and may be subject to contractual restrictions on resale.

U.S. GOVERNMENT SECURITIES

U.S.  Treasury  bills,  notes,  zero-coupon  bonds  and other  bonds are  direct obligations  of the U.S.  Treasury,  which has never  failed to pay interest and repay principal when due. Treasury bills have initial  maturities of one year or less,  Treasury  notes  from two to 10 years,  and  Treasury  bonds more than 10 years.  Although U.S. Treasury securities carry little principal risk if held to maturity,  the  prices of these  securities  (like all debt  securities)  change between issuance and maturity in response to fluctuating market interest rates.

A  number  of  U.S.  government  agencies  and   instrumentalities   issue  debt
securities.  These  agencies  generally  are  created by  Congress  to fulfill a specific need, such as providing  credit to home buyers or farmers.  Among these agencies are the Federal Home Loan Banks,  the Federal  Farm Credit  Banks,  the
Student Loan Marketing Association and the Resolution Funding Corporation.

Some  agency  securities  are backed by the full faith and credit  pledge of the
U.S.  government,  and some are guaranteed  only by the issuing  agency.  Agency securities  typically offer somewhat higher yields than U.S. Treasury securities with similar maturities.  However,  these securities may involve greater risk of default than securities backed by the U.S. Treasury.

Interest rates on agency  securities may be fixed for the term of the investment
(fixed-rate   agency   securities)   or  tied  to  prevailing   interest   rates
(floating-rate agency securities).  Interest rate resets on floating-rate agency securities generally occur at intervals of one year or less, based on changes in a predetermined interest rate index.

Floating-rate  agency  securities  frequently  have caps  limiting the extent to which coupon rates can be raised.  The price of a floating-rate  agency security may decline if its capped coupon rate is lower than  prevailing  market interest rates. Fixed- and floating-rate agency securities may be issued with a call date
(which permits  redemption before the maturity date). The exercise of a call may reduce an obligation's yield to maturity.

INTEREST RATE RESETS ON FLOATING-RATE U.S. GOVERNMENT AGENCY SECURITIES

Interest  rate  resets  on  floating-rate  U.S.   government  agency  securities
generally  occur at  intervals  of one year or less in  response to changes in a predetermined  interest  rate index.  There are two main  categories of indices:
those based on U.S.  Treasury  securities  and those  derived  from a calculated measure,  such as a  cost-of-funds  index.  Commonly  used  indices  include the three-month,  six-month and one-year  Treasury bill rates; the two-year Treasury note yield;  the  Eleventh  District  Federal Home Loan Bank Cost of Funds Index
(EDCOFI);  and the London  Interbank  Offered Rate (LIBOR).  Fluctuations in the
prices  of  floating-rate  U.S.   government  agency  securities  are  typically
attributed  to  differences  between the coupon  rates on these  securities  and prevailing market interest rates between interest rate reset dates.

INVESTMENT POLICIES

Unless otherwise indicated,  with the exception of the percentage limitations on borrowing,  the policies  described below apply at the time a fund enters into a transaction.  Accordingly,  any later increase or decrease  beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

FUNDAMENTAL INVESTMENT POLICIES

The funds' fundamental investment policies are set forth below. These investment policies and the funds'  investment  objectives set forth in their  prospectuses may not be changed without  approval of a majority of the  outstanding  votes of shareholders of a fund, as determined in accordance with the Investment  Company
Act.

SUBJECT             POLICY

Senior Securities   A fund may not issue senior securities,  except as permitted under the Investment Company Act.

Borrowing           A fund  may  not  borrow  money,  except  for  temporary  or emergency  purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the fund's total assets.

Lending             A fund may not lend any  security or make any other loan if, as a result,  more than  33 1/3% of the fund's  total  assets would be lent to  other  parties,  except  (i)  through  the
                    purchase  of  debt   securities  in   accordance   with  its
                    investment  objective,  policies and  limitations or (ii) by engaging in repurchase  agreements with respect to portfolio securities.

Real Estate         A fund may not purchase or sell real estate unless  acquired as a result of ownership of securities or other instruments.
                    This  policy  shall not  prevent a fund  from  investing  in securities  or other  instruments  backed by real  estate or securities  of  companies  that  deal in real  estate or are engaged in the real estate business.

Concentration       A fund may not  concentrate its investments in securities of issuers in a  particular  industry  (other  than  securities issued or  guaranteed  by the U.S.  government or any of its agencies  or  instrumentalities,  except that the funds will invest  substantially  all of  their  assets  in  investment companies that are members of the American Century family of funds).

Underwriting        A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an  underwriter  within the meaning of the Securities Act of
                    1933 in the disposition of restricted securities.

Commodities         A fund may not purchase or sell physical  commodities unless acquired as a result of  ownership  of  securities  or other
                    instruments,   provided  that  this  limitation   shall  not
                    prohibit  the fund from  purchasing  or selling  options and futures  contracts or from  investing in securities or other instruments backed by physical commodities.

Control             A fund may not invest for  purposes  of  exercising  control over management.

For purposes of the investment  restrictions  relating to lending and borrowing, the funds have  received an exemptive  order from the SEC regarding an interfund lending  program.  Under the terms of the exemptive  order, the funds may borrow money  from  or  lend  money  to  other  ACIM-advised  funds  that  permit  such transactions.  All such transactions will be subject to the limits for borrowing and lending set forth  above.  The funds will borrow  money  through the program only  when the  costs are  equal to or lower  than the cost of  short-term  bank loans.  Interfund loans and borrowing  normally  extend only overnight,  but can have a maximum  duration of seven days.  The funds will lend through the program only when the  returns  are higher  than those  available  for other  short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher  interest  rate if an interfund  loan is called or not renewed.
Any delay in  repayment  to a lending  fund  could  result in a lost  investment opportunity  or additional  borrowing  charges.

For purposes of the investment  restriction  relating to  concentration,  a fund shall not purchase any  securities  that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers  conducting  their principal  business  activities in the same industry, provided that

(a)  there is no  limitation  with  respect to  investments  in the mutual  fund industry,

(b)  there is no limitation with respect to obligations  issued or guaranteed by the U.S.  government,  any state,  territory  or  possession  of the United
     States,  the  District of Columbia or any of their  authorities,  agencies, instrumentalities  or  political  subdivisions  and  repurchase  agreements secured by such obligations,

(c)  wholly owned finance  companies  will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(d)  utilities will be divided  according to their services,  for example,  gas, gas  transmission,  electric and gas,  electric and telephone  will each be considered a separate industry, and

(e)  personal credit and business credit businesses will be considered  separate industries.

NONFUNDAMENTAL INVESTMENT POLICIES

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

SUBJECT       POLICY

Leveraging          A fund may not purchase additional  investment securities at any time during which  outstanding  borrowings  exceed 5% of the total assets of the fund.

Liquidity           A fund  may  not  purchase  any  security  or  enter  into a repurchase  agreement if, as a result,  more than 15% of its
                    net  assets  would  be  invested  in  illiquid   securities.
                    Illiquid   securities  include  repurchase   agreements  not
                    entitling  the holder to payment of  principal  and interest within  seven  days,  and  securities  that are  illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

Short Sales         A fund may not sell securities short,  unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions
                    in  futures   contracts   and  options  are  not  deemed  to
                    constitute selling securities short.

Margin              A fund may not  purchase  securities  on  margin,  except to obtain  such  short-term  credits as are  necessary  for the clearance of transactions, and provided that margin payments in connection with futures  contracts and options on futures contracts  shall not  constitute  purchasing  securities  on margin.

Futures             A fund may enter into futures  contracts,  and write and buy
& Options           put and call options relating to futures  contracts.  A fund may not, however,  enter into leveraged futures transactions if it would be possible for the fund to lose more money than it invested.

Issuers with        A fund may invest up to 5% of its  assets in the  securities
Limited Operating   of issuers with limited operating histories.  An issuer is
Histories           considered to have a limited  operating history if that
                    issuer  has a record  of less than  three  years of
                    continuous   operation.   Periods  of   capital   formation,
                    incubation, consolidations, and research and development may be considered in determining whether a particular issuer has a record of three years of continuous operation.

The Investment  Company Act imposes  certain  additional  restrictions  upon the
funds'   ability  to  acquire   securities   issued  by   insurance   companies,
broker-dealers,  underwriters or investment advisors, and upon transactions with affiliated  persons as defined  by the Act.  It also  defines  and  forbids  the creation of cross and circular ownership.  Neither the SEC nor any other federal or state government participates in or supervises the management of the funds or their investment practices or policies.

PORTFOLIO TURNOVER

The  portfolio  turnover  rates of each fund  will be  listed  in the  Financial
Highlights tables in the prospectus.

The My Retirement  Portfolios  will,  under most  circumstances,  be essentially fully  invested in other  American  Century  mutual funds within the  allocation framework  set  forth  in  the  prospectus.  A high  level  of  turnover  is not anticipated  beyond that  necessary to  accommodate  purchases and sales of each fund's  shares and to implement  the planned  periodic  asset  rebalancings  and reallocations.

With respect to each underlying fund, the managers will sell securities  without regard to the  length of time the  security  has been  held.  Accordingly,  each fund's portfolio turnover rate may be substantial.

The fund managers  intend to purchase a given security  whenever they believe it will  contribute  to the stated  objective  of a  particular  fund.  In order to achieve each fund's  investment  objective,  the fund  managers may sell a given security regardless of the length of time it has been held in the portfolio, and regardless  of the gain or loss  realized on the sale.  The  managers may sell a portfolio  security if they  believe  that the  security is not  fulfilling  its purpose,  because,  among  other  things,  it did not  live up to the  managers'
expectations,  because it may be replaced with another  security holding greater promise,  because it has reached its optimum  potential,  because of a change in the  circumstances  of a particular  company or industry or in general  economic conditions, or because of some combination of such reasons.

Because investment  decisions are based on a particular  security's  anticipated contribution to a fund's investment objective,  the managers believe the rate of portfolio  turnover is irrelevant  when they determine that a change is required to  achieve  the  fund's  investment  objective.  As a result,  a fund's  annual portfolio  turnover  rate cannot be  anticipated  and may be higher than that of other mutual funds with similar  investment  objectives.  Higher  turnover would generate  correspondingly  greater  brokerage  commissions,  which is a cost the funds pay directly.  Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because  short-term  capital gains are taxable as ordinary income.

Because the managers do not take portfolio  turnover rate into account in making investment  decisions,  (1) the managers  have no intention of  maintaining  any particular  rate  of  portfolio  turnover,  whether  high  or  low,  and (2) the portfolio  turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

MANAGEMENT

The individuals  listed below serve as directors or officers of the funds.  Each director  serves until his or her  successor  is duly  elected and  qualified or until he or she retires.  Mandatory retirement age for independent  directors is
72. Those listed as interested directors are "interested" primarily by virtue of their  engagement as officers of American Century  Companies,  Inc. (ACC) or its wholly-owned  subsidiaries,  including the funds' investment  adviser,  American
Century Investment  Management,  Inc. (ACIM); the funds' principal  underwriter,
American  Century  Investment  Services,  Inc.  (ACIS);  and the funds' transfer agent, American Century Services Corporation (ACSC).

The  other  directors,  (more  than  three-fourths  of  the  total  number)  are independent;  that is,  they  are not  employees  or  officers  of,  and have no financial  interest in, ACC or any of its wholly-owned  subsidiaries,  including
ACIM,  ACIS and ACSC.  The directors  serve in this capacity for six  registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar  capacities for the other 13  investment  companies  advised  by ACIM,  except  as  noted.  Only officers with policy-making  functions are listed. No officer is compensated for his or her  service  as an  officer  of  the  funds.  The  listed  officers  are interested  persons of the funds and are appointed or  re-appointed on an annual basis.

                                                                                    NUMBER OF
                                                                                    PORTFOLIOS
                                                                                    IN FUND
                         POSITION(S)      LENGTH                                    COMPLEX      OTHER
                         HELD             OF TIME                                   OVERSEEN     DIRECTORSHIPS
NAME, ADDRESS            WITH             SERVED      PRINCIPAL OCCUPATION(S)       BY           HELD BY
(YEAR OF BIRTH)          FUND             (YEARS)     DURING PAST 5 YEARS           DIRECTOR     DIRECTOR
---------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS

James E. Stowers, Jr.(1)  Director,       45          Chairman, Director and          46         None
4500 Main Street          Chairman                    controlling shareholder, ACC
Kansas City, MO 64111     of the                      Chairman, ACSC and
(1924)                    Board                       other ACC subsidiaries
                                                      Director, ACIM, ACSC and
                                                      other ACC subsidiaries

James E. Stowers III(1)   Director,        13         Co-Chairman, ACC                46         None
4500 Main Street          Chairman                    (September 2000 to present)
Kansas City, MO 64111     of the                      Chief Executive Officer, ACC
(1959)                    Board                       (June 1996 to September 2000)
                                                      Director, ACC, ACIM, ACSC
                                                      and other ACC subsidiaries
-------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Thomas A. Brown           Director         23         Strategic Account               46         None
4500 Main Street                                      Implementation Manager,
Kansas City, MO 64111                                 APPLIED INDUSTRIAL
(1940)                                                TECHNOLOGIES, INC.,
                                                      a corporation engaged in
                                                      the sale of bearings and
                                                      power transmission products

Andrea C. Hall, Ph.D.     Director         6          Senior Vice President,          46         Director, MIDWEST
4500 Main Street                                      MIDWEST RESEARCH INSTITUTE                 RESEARCH INSTITUTE
Kansas City, MO 64111
(1945)

D.D. (Del) Hock           Director         7          Retired, formerly Chairman,     46         Director, ALLIED
4500 Main Street                                      PUBLIC SERVICE COMPANY                     MOTION TECHNOLOGIES,
Kansas City, MO 64111                                 OF COLORADO                                INC. and J.D.
(1935)                                                                                           EDWARDS & COMPANY

Donald H. Pratt           Director,        8          Chairman,                       46         Director, BUTLER
4500 Main Street          Vice                        Western Investments, Inc.                  MANUFACTURING
Kansas City, MO 64111     Chairman                    Retired Chairman of the Board,             COMPANY
(1937)                    of the                      BUTLER MANUFACTURING COMPANY               Director, ATLAS-AMERICA
                          Board                                                                  INC., COPCO, NORTH
                                                                                                 AMERICA INC.

1 JAMES E. STOWERS, JR. IS THE FATHER OF JAMES E. STOWERS III.

                                                                                    NUMBER OF
                                                                                    PORTFOLIOS
                                                                                    IN FUND
                         POSITION(S)      LENGTH                                    COMPLEX      OTHER
                         HELD             OF TIME                                   OVERSEEN     DIRECTORSHIPS
NAME, ADDRESS            WITH             SERVED      PRINCIPAL OCCUPATION(S)       BY           HELD BY
(YEAR OF BIRTH)          FUND             (YEARS)     DURING PAST 5 YEARS           DIRECTOR     DIRECTOR
---------------------------------------------------------------------------------------------------------------------------                                                                                       NUMBER OF

Gale E. Sayers           Director           3         President, Chief Executive      46          None
4500 Main Street                                      Officer and Founder,
Kansas City, MO 64111                                 SAYERS COMPUTER SOURCE
(1943)

M. Jeannine Strandjord   Director           9         Senior Vice President,          46          Director, DST
4500 Main Street                                      Chief Integration Officer,                  SYSTEMS, INC.
Kansas City, MO 64111                                 SPRINT CORPORATION                          Director, EURONET
(1945)                                                (September 2003 to present)                 WORLDWIDE
                                                      Senior Vice President-
                                                      Financial Services
                                                      SPRINT CORPORATION
                                                      (January 2003 to September 2003)
                                                      Senior Vice President-Finance
                                                      Global Markets Group
                                                      SPRINT CORPORATION
                                                      (November 1998 to January 2003)

Timothy S. Webster       Director           2         President and Chief             46          None
4500 Main Street                                      Executive Officer,
Kansas City, MO 64111                                 AMERICAN ITALIAN PASTA
(1961)                                                COMPANY

---------------------------------------------------------------------------------------------------------------------
OFFICERS

William M. Lyons         President          3         Chief Executive Officer, ACC    Not         Not
4500 Main St.                                         and other ACC subsidiaries      applicable  applicable
Kansas City, MO 64111                                 (September 2000 to present)
(1955)                                                President, ACIS
                                                      (July 2003 to present)
                                                      President, ACC
                                                      (June 1997 to present)
                                                      President, ACIM
                                                      (September 2002 to present)
                                                      Chief Operating Officer, ACC
                                                      (June 1996 to September 2000)
                                                      Also serves as: Executive Vice
                                                      President, ACSC and other
                                                      ACC subsidiaries

Robert T. Jackson        Executive          8         Chief Administrative Officer,   Not         Not
4500 Main St.            Vice                         ACC (August 1997 to present)    applicable  applicable
Kansas City, MO 64111    President                    Chief Financial Officer, ACC
(1946)                                                (May 1995 to October 2002)
                                                      President, ACSC
                                                      (January 1999 to present)
                                                      Executive Vice President,
                                                      ACC (May 1995 to present)
                                                      Also serves as: Executive
                                                      Vice President and Chief
                                                      Financial Officer, ACIM, ACIS
                                                      and other ACC subsidiaries,
                                                      and Treasurer, ACIM
---------------------------------------------------------------------------------------------------------------------------

                                                                                    NUMBER OF
                                                                                    PORTFOLIOS
                                                                                    IN FUND
                         POSITION(S)      LENGTH                                    COMPLEX      OTHER
                         HELD             OF TIME                                   OVERSEEN     DIRECTORSHIPS
NAME, ADDRESS            WITH             SERVED      PRINCIPAL OCCUPATION(S)       BY           HELD BY
(YEAR OF BIRTH)          FUND             (YEARS)     DURING PAST 5 YEARS           DIRECTOR     DIRECTOR
---------------------------------------------------------------------------------------------------------------------------                                                                                       NUMBER OF

Maryanne Roepke, CPA     Senior             3         Senior Vice President (April    Not          Not
4500 Main St.            Vice                         1998 to present) and            applicable   applicable
Kansas City, MO 64111    President,                   Assistant Treasurer (September
(1956)                   Treasurer                    1985 to present), ACSC
                         and Chief
                         Accounting
                         Officer

David C. Tucker          Senior             3         Senior Vice President,          Not          Not
4500 Main St.            Vice                         ACIM, ACIS, ACSC and            applicable   applicable
Kansas City, MO 64111    President                    other ACC subsidiaries
(1958)                   and                          (June 1998 to present)
                         General                      General Counsel, ACC,
                         Counsel                      ACIM, ACIS, ACSC and
                                                      other ACC subsidiaries
                                                      (June 1998 to present)

Robert Leach             Controller  6                Vice President, ACSC            Not          Not
4500 Main St.                                         (February 2000 to present)      applicable   applicable
Kansas City, MO 64111                                 Controller-Fund
(1966)                                                Accounting (June 1997
                                                      to present), ACSC

Jon Zindel               Tax Officer 6                Vice President, Corporate Tax,  Not          Not
4500 Main St.                                         ACSC (April 1998 to present)    applicable   applicable
Kansas City, MO 64111                                 Vice President, ACIM, ACIS
(1967)                                                and other ACC subsidiaries
                                                      (April 1999 to present)
                                                      President, American Century
                                                      EMPLOYEE BENEFIT SERVICES, INC.
                                                      (January 2000 to December 2000)
                                                      Treasurer, American Century
                                                      EMPLOYEE BENEFIT SERVICES, INC.
                                                      (December 2000 to present)
                                                      Treasurer, American
                                                      CENTURY VENTURES, INC.
                                                      (December 1999 to present)

On December 23, 1999, American Century Services  Corporation (ACSC) entered into an agreement  with DST Systems,  Inc.  (DST) under which DST would  provide back office software for transfer agency services  provided by ACSC (the  Agreement).
For its software, ACSC pays DST fees based in part on the number of accounts and the  number  and type of  transactions  processed  for those  accounts.  Through
December 31, 2003, DST received $23,732,445 in fees from ACSC. DST's revenue for the calendar year ended December 31, 2003 was approximately $2.42 billion.

Ms.  Strandjord is a director of DST and a holder of 28,031 shares and possesses options to acquire an additional 55, 890 shares of DST common stock,  the sum of which is less than one percent  (1%) of the shares  outstanding.  Because of her official  duties as a director  of DST,  she may be deemed to have an  "indirect interest" in the Agreement. However, the Board of Directors of the funds was not required to nor did it approve or disapprove the Agreement,  since the provision of the services  covered by the Agreement is within the  discretion of ACSC. DST was chosen by ACSC for its  industry-leading  role in providing  cost- effective back office  support for mutual fund service  providers such as ACSC. DST is the largest mutual fund transfer  agent,  servicing more than 75 million mutual fund accounts on its shareholder  recordkeeping  system.  Ms.  Strandjord's role as a director of DST was not considered by ACSC; she was not involved in any way with the  negotiations  between  ACSC and DST; and her status as a director of either
DST or the funds was not a factor in the negotiations. The Board of Directors of the funds and Bryan Cave LLP, counsel to the independent directors of the funds, have  concluded  that  the  existence  of this  Agreement  does not  impair  Ms.
Strandjord's  ability to serve as an  independent  director under the Investment
Company Act.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management of the funds and meets at least quarterly to review reports about fund  operations.  The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that  responsibility.  Consequently, the directors may adopt bylaws  providing for the  regulation  and management of the  affairs of the funds and may amend and repeal  them to the extent that such bylaws  do not  reserve  that  right  to the  funds'  investors.  They  may fill vacancies in or reduce the number of board members and may elect and remove such officers and appoint and  terminate  such agents as they  consider  appropriate.
They may appoint from their own number and  establish  and terminate one or more committees  consisting of two or more  directors who may exercise the powers and authority of the board to the extent that the directors determine.  They may, in general,  delegate such  authority as they consider  desirable to any officer of the funds,  to any  committee  of the board and to any agent or  employee of the funds or to any custodian,  transfer or investor  servicing  agent, or principal underwriter.  Any determination as to what is in the interests of the funds made by the directors in good faith shall be conclusive.

Although  the Board of  Directors  does not manage  the funds,  it has hired the advisor to do so. The directors,  in carrying out their fiduciary duty under the
Investment  Company Act of 1940, are  responsible for approving new and existing management contracts with the funds' advisor.

BOARD REVIEW OF INVESTMENT MANAGEMENT CONTRACTS

The Board of Directors  oversees each fund's  management  and  performance  on a continuous basis, and the board determines annually whether to approve and renew the  fund's  investment  management  agreement.  ACIM  provides  the board  with monthly,  quarterly,  and annual analyses of ACIM's performance in the following areas:

o    Investment performance of the funds (short-, medium- and long-term);

o    Management of brokerage commission and trading costs;

o    Shareholder services provided;

o    Compliance with investment restrictions; and

o    Fund  accounting  services  provided  (including the valuation of portfolio securities);

Leaders  of  each  fund's   portfolio   management  team  meet  with  the  board
periodically to discuss the management and performance of the fund.

When considering whether to approve or renew a management  agreement,  the board examines  several  factors,  but does not  identify  any  particular  factor  as controlling their decision. Some of the factors considered by the board include:
the nature,  extent,  and quality of the advisory  services  provided as well as other material  facts,  such as the investment  performance of the fund's assets managed by the adviser and the fair market  value of the services  provided.  To assess these factors,  the board reviews both ACIM's performance and that of its peers, as reported by independent  gathering  services such as Lipper Analytical
Services (for fund  performance  and expenses) and National  Quality Review (for shareholder  services).  In particular,  the board considered the fact that ACIM will charge no fee for advisory services provided directly to any of the funds.

Additional  information  is provided  to the board  detailing  other  sources of revenue  to ACIM or its  affiliates  from  its  relationship  with  the fund and intangible or "fall-out" benefits that accrue to the adviser and its affiliates, if relevant,  and the adviser's control of the investment  expenses of the fund, such as transaction  costs,  including ways in which portfolio  transactions for the fund are conducted and brokers are selected. The board noted that the funds, because they invest in other funds  managed by ACIM,  would benefit ACIM through increased assets in the underlying  funds.  They examined the management fee for each underlying  fund and the resulting  estimated  weighted  management fee for each  fund  and  determined  the fee was  fair  and  reasonable  in light of the services rendered.  The board's separate consideration of the management fees of the underlying funds contributed to the basis for this conclusion.

The board also reviews the  investment  performance of each fund compared with a peer group of funds and an  appropriate  index or  combination  of  indexes,  in addition to a comparative  analysis of the total expense ratios of, and advisory fees paid by, similar funds.

The board considered the level of ACIM's profits in respect to the management of the American  Century family of funds,  including the  profitability of managing each fund.  The board  conducted an extensive  review of ACIM's  methodology  in allocating  costs to the management of each fund.  The board  concluded that the cost  allocation  methodology  employed  by ACIM has a  reasonable  basis and is appropriate in light of all of the  circumstances.  They  considered the profits realized by ACIM in  connection  with the operation of each fund and whether the amount of profit is a fair  entrepreneurial  profit for the  management  of each fund.  The board  also  considered  ACIM's  profit  margins in  comparison  with available industry data, both accounting for and excluding marketing expenses.

Based on their  evaluation  of all  material  factors  assisted by the advice of independent  legal  counsel,  the board,  including the  independent  directors, concluded  that the existing  management  fee structures are fair and reasonable and that the existing investment management contracts should be continued.

COMMITTEES

The board has five  standing  committees  to oversee  specific  functions of the funds'  operations.  Information  about  these  committees  appears in the table below. The director first named serves as chairman of the committee.

                                                                                NUMBER OF
                                                                                MEETINGS HELD
                                                                                DURING LAST
COMMITTEE         MEMBERS                 FUNCTION                              FISCAL YEAR

Executive         James E. Stowers, Jr.   The  Executive  Committee  performs       0
                  James E. Stowers III    the   functions  of  the  Board  of
                  Donald H. Pratt         Directors  between board  meetings,
                                          subject to the  limitations  on its
                                          power  set  out  in  the   Maryland
                                          General Corporation Law, and except
                                          for   matters   required   by   the
                                          Investment  Company Act to be acted
                                          upon by the whole board.

Compliance        Andrea C. Hall, PhD     The  Compliance   and   Shareholder       0
and Shareholder   Thomas A. Brown         Communications   Committee  reviews
Communications    Gale E. Sayers          the    results    of   the   funds'
                                          compliance testing program, reviews
                                          quarterly    reports    from    the
                                          Communications advisor to the board
                                          regarding    various     compliance
                                          matters    and     monitors     the
                                          implementation  of the funds'  Code
                                          of    Ethics,     including     any
                                          violations.

Audit             D.D. (Del) Hock         The Audit  Committee  approves  the        0
                  Donald H. Pratt         engagement     of    the     funds'
                  Jeannine Strandjord     independent  auditors,   recommends
                  Timothy S. Webster      approval of such  engagement to the
                                          independent  directors and oversees
                                          the   activities   of  the   funds'
                                          independent auditors. The Committee
                                          receives reports from the advisor's
                                          Internal Audit Department, which is
                                          accountable to the  Committee.  The
                                          Committee  also receives  reporting
                                          about compliance  matters affecting
                                          the funds.

Governance        Donald H. Pratt         The  Board   Governance   Committee       0
                  Thomas A. Brown         primarily  considers and recommends
                  Jeannine Strandjord     individuals   for   nomination   as
                                          directors.  The names of  potential
                                          director  candidates are drawn from
                                          a  number  of  sources,   including
                                          recommendations from members of the
                                          board, management and shareholders.
                                          This  committee  also  reviews  and
                                          makes  recommendations to the board
                                          with respect to the  composition of
                                          board    committees    and    other
                                          board-related  matters,   including
                                          its       organization,       size,
                                          composition,      responsibilities,
                                          functions  and  compensation.   The
                                          Governance   Committee   does   not
                                          currently  have a policy  regarding
                                          whether it will  consider  nominees
                                          recommended by shareholders.

Fund              Donald H. Pratt         The   Fund    Performance    Review       0
Performance       D.D. (Del) Hock         Committee   reviews  quarterly  the
Review            Thomas A. Brown         investment      activities      and
                  Andrea C. Hall, PhD     strategies   used  to  manage  fund
                  M. Jeannine Strandjord  assets.The    committee   regularly
                  Timothy S. Webster      receives   reports  from  portfolio
                  Gale E. Sayers          managers   and   other   investment
                                          personnel   concerning  the  funds'
                                          investments.

Compensation of Directors

The directors serve as directors for six American Century investment  companies.
Each  director  who is not an  interested  person as defined  in the  Investment
Company Act  receives  compensation  for service as a member of the board of all six such  companies  based on a schedule  that takes into  account the number of meetings  attended  and the assets of the funds for which the meetings are held.
These fees and expenses are divided among the six investment companies based, in part,  upon  their  relative  net  assets.  Under  the  terms of the  management agreement with the advisor,  the funds are  responsible for paying such fees and expenses.

The following table shows the aggregate  compensation  paid by the funds for the periods  indicated and by the six  investment  companies  served by the board to each  director  who is not an  interested  person as defined  in the  Investment
Company Act.

AGGREGATE DIRECTOR COMPENSATION

                                    TOTAL            TOTAL COMPENSATION
                                    COMPENSATION     FROM THE
                                    FROM THE         AMERICAN CENTURY
NAME OF DIRECTOR                    FUNDS(1)         FAMILY OF FUNDS(2)

Thomas A. Brown                        N/A                         $data to come

Andrea C. Hall, Ph.D.                  N/A                         $x

D.D. (Del) Hock                        N/A                         $x

Donald H. Pratt                        N/A                         $x

Gale E. Sayers                         N/A                         $x

M. Jeannine Strandjord                 N/A                         $x

Timothy S. Webster                     N/A                         $x

(1)  INCLUDES  COMPENSATION  PAID TO THE DIRECTORS  DURING THE FISCAL YEAR ENDED
     JULY 31, 2004,  AND ALSO INCLUDES  AMOUNTS  DEFERRED AT THE ELECTION OF THE
     DIRECTORS UNDER THE AMERICAN CENTURY MUTUAL FUNDS'  INDEPENDENT  DIRECTORS'
     DEFERRED  COMPENSATION PLAN. BECAUSE THE FUNDS HAD NOT COMMENCED OPERATIONS
     AS OF THE FISCAL YEAR END, NO COMPENSATION HAD BEEN PAID.

(2)  INCLUDES  COMPENSATION  PAID BY THE FIVE INVESTMENT  COMPANY MEMBERS OF THE
     AMERICAN  CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD. THE TOTAL AMOUNT OF
     DEFERRED  COMPENSATION  INCLUDED IN THE PRECEDING TABLE IS AS FOLLOWS:  MR.
     BROWN, $X; DR. HALL, $X; MR. HOCK, $X; MR. PRATT, $X; AND MR. WEBSTER, $X.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred  Compensation Plan. Under the plan, the independent directors may defer receipt  of all or any  part of the  fees to be paid  to  them  for  serving  as directors of the funds.

All  deferred  fees are  credited to an account  established  in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance  with the  performance of one or more of the American
Century funds that are selected by the director.  The account balance  continues to fluctuate in accordance  with the  performance  of the selected fund or funds until  final  payment of all  amounts  credited to the  account.  Directors  are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director  resigns,  retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account  balances either in a lump sum payment or in  substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and,  accordingly,  the funds have no obligation to segregate  assets to secure or fund the deferred  fees. To date,  the funds have voluntarily funded their  obligations.  The rights of directors to receive their deferred fee account balances are the same as the rights of a general  unsecured creditor  of  the  funds.  The  plan  may  be  terminated  at  any  time  by the administrative  committee of the plan. If  terminated,  all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended July 31, 2004.

OWNERSHIP OF FUND SHARES

Because the funds had not commenced operations as of the calendar year end, they are not included in the chart below.  However,  the directors'  ownership in all registered  investment  companies  in the family of  investment  companies as of
December 31, 2003, is shown in the table below.

                                                                      NAME OF DIRECTORS

                                                 JAMES E.       JAMES E.        THOMAS A.    ANDREA C
                                                 STOWERS, JR.   STOWERS III     BROWN        HALL, PH.D.
--------------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:

Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Director in
Family of Investment Companies                      E                E             E             E

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE
THAN $100,000

                                                                      NAME OF DIRECTORS

                                                  D.D.(DEL)     DONALD       GALE E.    M. JEANNINE     TIMOTHY
                                                  HOCK          H. PRATT     SAYERS     STRANDJORD      WEBSTER
Dollar Range of Equity Securities in the Funds:
----------------------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Director in
Family of Investment Companies                        E            E            C            E             E

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE
THAN $100,000

CODE OF ETHICS

The funds,  their  investment  advisor and principal  underwriter have adopted a code of ethics  under Rule 17j-1 of the  Investment  Company Act and the code of ethics permits personnel subject to the code to invest in securities,  including securities that may be purchased or held by the funds,  provided that they first obtain approval from the compliance department before making such investments.

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights  associated with the securities  purchased  and/or  held  by the  funds.  In  exercising  its  voting obligations,  the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing  benefits to them. The advisor attempts to consider all factors of its vote that  could  affect  the value of the  investment.  To avoid any  potential conflict of interest  that may arise when the portfolio  securities  being voted are shares of another  American  Century fund, the advisor will "echo vote" such shares.  That is, will vote the shares in the same proportion as the vote of all other  holders of the shares.  The funds'  Board of  Directors  has approved the
advisor's  Proxy  Voting   Guidelines  to  govern  the  advisor's  proxy  voting
activities.  The  advisor  and the  board  have  agreed on  certain  significant contributors  to shareholder  value with respect to a number of matters that are often the subject of proxy  solicitations  for shareholder  meetings.  The Proxy
Voting  Guidelines  specifically  address these  considerations  and establish a framework for the advisor's  consideration of the vote that would be appropriate for the funds. In particular, the Proxy Voting Guidelines outline principles and factors to be  considered  in the  exercise of voting  authority  for  proposals addressing:

o  Election of Directors

o  Ratification of Selection of Auditors

o  Equity-Based Compensation Plans

o  Anti-Takeover Proposals

   =  Cumulative Voting

   =  Staggered Boards

   =  "Blank Check" Preferred Stock

   =  Elimination of Preemptive Rights

   =  Non-targeted Share Repurchase

   =  Increase in Authorized Common Stock

   =  "Supermajority" Voting Provisions or Super Voting Share Classes

   =  "Fair Price" Amendments

   =  Limiting the Right to Call Special Shareholder Meetings

   =  Poison Pills or Shareholder Rights Plans

   =  Golden Parachutes

   =  Reincorporation

   =  Confidential Voting

   =  Opting In or Out of State Takeover Laws

o  Shareholder Proposals Involving Social, Moral or Ethical Matters

o  Anti-Greenmail Proposals

o  Changes to Indemnification Provisions

o  Non-Stock Incentive Plans

o  Director Tenure

o  Directors' Stock Options Plans

o  Director Share Ownership

Finally,  the Proxy Voting Guidelines establish procedures for voting of proxies in  cases in which  the  advisor  may have a  potential  conflict  of  interest.
Companies  with  which the  advisor  has  direct  business  relationships  could theoretically use these  relationships to attempt to unduly influence the manner in which American  Century votes on matters for the funds. To ensure that such a conflict  of  interest  does not affect  proxy  votes  cast for the  funds,  all discretionary  (including case-by-case) voting for these companies will be voted in direct  consultation  with a committee  of the  independent  directors of the funds.

A copy of the  advisor's  Proxy Voting  Guidelines  are  available on the funds'
website at americancentury.com.

THE FUNDS' PRINCIPAL SHAREHOLDERS

Because  the  funds  had not  commenced  operations  prior  to the  date of this statement of additional information,  no shareholders,  beneficial or of record, owned  more than 5% of the  outstanding  shares of any class of the  funds.  The funds did not have any other  shareholders,  beneficial or of record,  who owned more than 5% of any class of a fund's outstanding shares. The funds did not have any other shareholders,  beneficial or of record, who owned more than 25% of the voting  securities  of American  Century  Asset  Allocation  Portfolios,  Inc. A
shareholder  owning  of  record  or  beneficially  more  than  25%  of a  fund's outstanding shares may be considered a controlling  person. The vote of any such person  could  have  a  more  significant  effect  on  matters  presented  at  a shareholders' meeting than votes of other shareholders.

SERVICE PROVIDERS

The funds have no employees.  To conduct the funds' day-to-day  activities,  the funds have hired a number of service  providers.  Each  service  provider  has a specific function to fill on behalf of the funds that is described below.  ACIM,
ACSC and ACIS are wholly owned by ACC.  James E.  Stowers Jr.,  Chairman of ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century  Investment  Management,  Inc. serves as the investment advisor for each of the funds.  A  description  of the  responsibilities  of the advisor appears in the Prospectus under the heading Management.

For services provided to the funds, the advisor receives (for all classes except the Institutional  Class) an administrative  fee paid at an annual rate of 0.20%
of each class's average net assets.

On the first  business day of each month,  the funds pay this fee to the advisor for the previous month at the specified  rate. The fee for the previous month is calculated  by  multiplying  the  applicable  fee for the fund by the  aggregate average daily  closing  value of a fund's net assets during the previous  month.
This number is then  multiplied  by a fraction,  the  numerator  of which is the number of days in the previous month and the denominator of which is 365 (366 in leap  years).  The  advisor  also  receives a fee for  managing  the  underlying
American  Century  funds  in  which  the My  Retirement  Portfolios  invest.  An estimated  weighted average rate for these fees appears in the prospectus.  More details about the management fees paid for the underlying funds appears in those funds' statements of additional information.

The management  agreement between the corporation and the advisor shall continue in effect until the earlier of the  expiration of two years from the date of its execution  or until  the  first  meeting  of fund  shareholders  following  such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the funds' Board of  Directors,  or a majority of  outstanding  shareholder votes (as defined in the Investment Company Act) and

(2)  the vote of a majority of the directors of the funds who are not parties to the  agreement or  interested  persons of the advisor,  cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding  shareholder votes may terminate the management  agreement at any time without  payment of any penalty on 60 days' written  notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The  management  agreement  states that the  advisor  shall not be liable to the funds or their  shareholders  for anything other than willful  misfeasance,  bad faith, gross negligence or reckless disregard of its obligations and duties.

The  management  agreement  also  provides  that the advisor  and its  officers, directors and employees may engage in other business, render services to others, and devote  time and  attention  to any other  business  whether of a similar or dissimilar nature.

Certain  investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to  achieving  their  respective  investment  objectives  after consideration  of such factors as their current  holdings,  availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund,  or in different  amounts and at  different  times for more than one but less than all  clients  or funds.  In addition,  purchases  or sales of the same  security may be made for two or more clients or funds on the same date.  Such  transactions  will be allocated  among clients in a manner  believed by the advisor to be  equitable  to each.  In some cases this procedure  could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may  aggregate  purchase and sale orders of the funds with  purchase and sale  orders  of its  other  clients  when the  advisor  believes  that such aggregation  provides the best  execution for the funds.  The Board of Directors has  approved  the policy of the  advisor  with  respect to the  aggregation  of portfolio transactions.  Where portfolio transactions have been aggregated,  the funds  participate  at the  average  share  price for all  transactions  in that security on a given day and allocate  transaction costs on a pro rata basis. The advisor  will not  aggregate  portfolio  transactions  of the  funds  unless  it believes such  aggregation is consistent with its duty to seek best execution on behalf  of the  funds and the terms of the  management  agreement.  The  advisor receives  no  additional  compensation  or  remuneration  as a  result  of  such aggregation.

Because  the funds had not  commenced  operations  as of the fiscal year end, no fees were paid to the advisor.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services  Corporation,  4500 Main Street, Kansas City, Missouri
64111,  serves as transfer  agent and  dividend-paying  agent for the funds.  It provides physical  facilities,  computer hardware and software and personnel for the  day-to-day  administration  of the funds and the advisor.  The advisor pays
ACSC's  costs for serving as transfer  agent and  dividend-paying  agent for the funds out of the advisor's  fees.  For a description of these fees and the terms of payment,  see the above discussion under the caption INVESTMENT  ADVISOR,  on page 36.

From time to time,  special services may be offered to shareholders who maintain higher  share  balances in our family of funds.  These  services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions,  newsletters and a team of personal representatives.  Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc., a registered  broker-dealer.  ACIS is a wholly owned  subsidiary  of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri 64111.

The  distributor  is  the  principal  underwriter  of  the  funds'  shares.  The distributor makes a continuous,  best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.  The advisor pays
ACIS's costs for serving as principal  underwriter  of the funds'  shares out of the advisor's  fees.  For a description  of these fees and the terms of payment, see the above discussion under the caption INVESTMENT ADVISOR, on page 36.

Certain financial intermediaries  unaffiliated with the distributor or the funds may perform various  administrative  and shareholder  services for their clients who are invested in the funds.  These  services may include  assisting with fund purchases,  redemptions and exchanges,  distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder  services,  and would otherwise be provided by the  distributor or its  affiliates.  The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

OTHER SERVICE PROVIDERS

CUSTODIAN BANK

Commerce  Bank,  N.A.,  1000 Walnut,  Kansas  City,  Missouri  64105,  serves as custodian of the funds' assets.  The custodian  takes no part in determining the investment  policies of the funds or in deciding which  securities are purchased or sold by the funds. The funds,  however,  may invest in certain obligations of the  custodian  and may  purchase  or  sell  certain  securities  from or to the custodian.

INDEPENDENT AUDITORS

Deloitte &  Touche LLP is the independent  auditor of the funds. The address of Deloitte  &  Touche LLP is 1010 Grand  Boulevard,  Kansas City,  Missouri
64106.  As the independent  auditor of the funds,  Deloitte & Touche provides services including

(1)  auditing the annual financial statements for each fund,

(2)  assisting and consulting in connection with SEC filings, and

(3)  reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

The My Retirement  Portfolios will purchase and sell their portfolio  securities
(i.e.,  shares of the  underlying  American  Century  mutual  funds) by  dealing directly with the issuers,  the underlying funds. As a result, the funds are not expected to incur brokerage costs directly.

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this Statement of Additional Information is a series of shares  issued by the  corporation,  and shares of each fund have equal  voting  rights.  In  addition,  each series (or fund) may be divided into separate classes. See Multiple Class Structure, which follows.  Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters  affecting that fund  exclusively.  Voting
rights  are  not  cumulative,   so  investors  holding  more  than  50%  of  the
corporation's  (all funds')  outstanding  shares may be able to elect a Board of
Directors.  The corporation  undertakes  dollar-based  voting,  meaning that the number of votes a shareholder  is entitled to is based upon the dollar amount of the  shareholder's  investment.  The election of directors is  determined by the votes  received from all of the  corporation's  shareholders  without  regard to whether a  majority  of shares  of any one fund  voted in favor of a  particular nominee or all nominees as a group.

The assets  belonging to each series or class of shares are held  separately  by the  custodian  and the shares of each series or class  represent  a  beneficial interest in the principal,  earnings and profit (or losses) of  investments  and other assets held for each series or class.  Within their  respective  series or class,  all shares have equal redemption  rights.  Each share,  when issued,  is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions  declared by the fund he or she owns and to the net  assets  of such  fund  upon  its  liquidation  or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The  corporation's  Board of  Directors  has adopted a multiple  class plan (the
Multiclass  Plan)  pursuant to Rule 18f-3  adopted by the SEC.  Pursuant to such plan,  the funds may issue up to four  classes of shares:  Institutional  Class,
Investor Class, Advisor Class and R Class.

All  classes  of the  funds  invest  in the  Institutional  Class  shares of the underlying  American Century mutual funds,  which is the most inexpensive class.
(Because no American Century money market fund has an  Institutional  Class, the funds  invest in the Premium  Money Market fund,  the most  inexpensive  general purpose money market fund available from American  Century.)  Although the funds do not have a  management  fee,  the do pay their pro rata share of the expenses
(including the management fee) of the underlying funds in which they invest. The
Institutional  Class is made available to institutional  shareholders or through financial  intermediaries  that  do  not  require  significant  shareholder  and administrative  services from the funds' advisor and its affiliates,  and has no fee other than the management fee of the underlying funds. The Investor Class is made available directly to investors, and carries an administrative fee of 0.20%
per annum.  In addition to the  administrative  fee,  both the Advisor and the R
Classes are subject to a Master Distribution and Individual Shareholder Services
Plan (the Advisor  Class Plan and the R Class Plan,  respectively)  as described below.  Both the Advisor and the R Classes are made available  through financial intermediaries, and the R Class generally is used in 401(k) and other retirement plans. The Advisor Class and R Class Plans have been adopted by the funds' Board of Directors and initial  shareholder  in accordance  with Rule 12b-1 adopted by the SEC under the Investment Company Act.

RULE 12B-1

Rule 12b-1 permits an  investment  company to pay expenses  associated  with the distribution  of its shares in  accordance  with a plan  adopted by its Board of
Directors and approved by its shareholders.  Pursuant to such rule, the Board of
Directors  and initial  shareholder  of the funds'  Advisor  and R Classes  have approved and entered into the Advisor Class Plan and the R Class Plan. The Plans are described below.

In adopting the Plans, the Board of Directors (including a majority of directors who are not  interested  persons  of the funds  [as  defined  in the  Investment
Company Act],  hereafter  referred to as the independent  directors)  determined that there was a reasonable  likelihood  that the Plans would  benefit the funds and the  shareholders  of the affected class.  Some of the anticipated  benefits include  improved name  recognition of the funds generally and growing assets in existing funds,  which helps retain and attract  investment  management  talent, provides a better  environment for improving fund  performance and can lower the total  expense  ratio for funds with  stepped-fee  schedules.  Pursuant  to Rule
12b-1,  information  with respect to revenues  and  expenses  under the Plans is presented  to  the  Board  of  Directors  quarterly  for  its  consideration  in
connection  with  its   deliberations  as  to  the  continuance  of  the  Plans.
Continuance of the Plans must be approved by the Board of Directors (including a majority of the independent  directors) annually.  The Plans may be amended by a vote  of the  Board  of  Directors  (including  a  majority  of the  independent directors),  except that the Plans may not be amended to materially increase the
amount  to  be  spent  for  distribution   without  majority   approval  of  the
shareholders of the affected class.  The Plans  terminate  automatically  in the event of an assignment  and may be  terminated  upon a vote of a majority of the independent  directors  or by  vote  of a  majority  of the  outstanding  voting securities of the affected class.

All fees paid under the Plans will be made in accordance  with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

ADVISOR CLASS PLAN

As  described  in the  Prospectus,  the  funds'  Advisor  Class  shares are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan sponsor (or its agents) or by a financial  intermediary  for Advisor  Class shareholders. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors has adopted the Advisor  Class Plan.  Pursuant to the Advisor
Class Plan, the Advisor Class pays the funds'  distributor 0.25% annually of the aggregate  average daily asset value of the funds'  Advisor  Class shares.  This payment  is  fixed  at  0.25%  and is not  based  on  expenses  incurred  by the distributor.  Because the funds had not  commenced  operations  as of the fiscal year end, no fees were paid under the Advisor Class Plan.

The distributor  then makes these payments to the financial  intermediaries  who offer the Advisor Class shares for past individual  shareholder and distribution services,  as  described  below.  No  portion of these  payments  is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to,

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is  primarily  intended  to result in the sale of Advisor  Class  shares,  which services may include but are not limited to,

(a)  payment of sales  commissions,  ongoing  commissions  and other payments to brokers,  dealers,  financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributors  who engage in or support  distribution  of the funds' Advisor
     Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributors;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer questions from prospective  investors about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting investors in completing  application forms and selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and conducting  sales  seminars and organizing  payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying "service fees" for the provision of personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

R CLASS PLAN

As  described  in the  Prospectuses,  the R Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for R  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the R Class Plan.  Pursuant to the R Class Plan, the R Class pays the funds'  distributor 0.50% annually of the average daily net asset  value of the R Class  shares.  This  payment is fixed at 0.50% and is not based on  expenses  incurred  by the  distributor.  Because  the  funds  had not commenced  operations  as of the fiscal  year end, no fees were paid under the R
Class Plan.

The distributor  then makes these payments to the financial  intermediaries  who offer  the R Class  shares  for past  individual  shareholder  and  distribution services  as  described  below.  No  portion  of these  payments  is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of R Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell R Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' R Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  of sales  seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

BUYING AND SELLING FUND SHARES

Information  about buying,  selling,  exchanging and  converting  fund shares is contained in the funds'  Prospectus.  The  Prospectus  is available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

Each fund's net asset value per share (NAV),  is  calculated  as of the close of business of the New York Stock  Exchange (the Exchange) each day the Exchange is open for business.  The Exchange  usually  closes at 4 p.m.  Eastern  time.  The
Exchange  typically  observes the  following  holidays:  New Year's Day,  Martin
Luther King Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence
Day, Labor Day,  Thanksgiving  Day and Christmas Day.  Although the funds expect the same  holidays to be observed in the  future,  the  Exchange  may modify its holiday schedule at any time.

Each fund's NAV is calculated  by adding the value of all  portfolio  securities and other assets, deducting liabilities and dividing the result by the number of shares  outstanding.  Expenses and interest  earned on portfolio  securities are accrued daily.

The  portfolio  securities  of each fund that are listed or traded on a domestic securities  exchange are valued at the last sale price on that exchange,  except as otherwise noted.  Portfolio securities primarily traded on foreign securities exchanges  generally  are  valued  at  the  preceding  closing  values  of  such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used.  Depending on local convention or regulation,  securities traded over-the-counter  are priced at the mean of the latest bid and asked prices, the last sale price or the official  closing price.  When market  quotations are not readily  available,  securities  and other  assets  are  valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices  provided by investment  dealers in accordance  with procedures established by the Board of Directors.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices.  In valuing  securities,  the pricing services  generally take into account institutional trading activity, trading in similar groups of securities, and any  developments  related to specific  securities.  The methods used by the pricing  service and the valuations so  established  are reviewed by the advisor under the general  supervision of the Board of Directors.  There are a number of pricing services available,  and the advisor, on the basis of ongoing evaluation of these services,  may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities  maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or p remium,  unless the advisor,  based on guidelines  established by the Board of Directors for  determining the valuation of a  security,  determines  that this would not result in fair  valuation  of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

The value of an  exchange-traded  foreign security is determined in its national currency  as of the close of  trading  on the  foreign  exchange  on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier.  That value is then  translated  to dollars at the  prevailing  foreign exchange rate.

Trading in  securities  on European  and Far Eastern  securities  exchanges  and over-the-counter markets is normally completed at various times before the close of  business on each day that the New York Stock  Exchange is open.  If an event were to occur after the value of a security was established,  but before the net asset value per share was determined,  that was likely to materially  change the net asset value,  then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these  securities in foreign  markets may not take place on every day that the  Exchange  is open.  In  addition,  trading  may take  place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the  Exchange is not open and on which the funds' net asset values are
not   calculated.    Therefore,   such   calculation   does   not   take   place
contemporaneously  with the determination of the prices of many of the portfolio securities used in such  calculation,  and the value of the funds' portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

TAXES

FEDERAL INCOME TAXES

Each fund intends to qualify  annually as a regulated  investment  company under
Subchapter M of the Internal  Revenue Code of 1986, as amended (the Code). By so qualifying,  a fund will be exempt from federal  income taxes to the extent that it distributes  substantially  all of its net investment income and net realized capital  gains  (if  any) to  shareholders.  If a fund  fails  to  qualify  as a regulated  investment  company,  it  will be  liable  for  taxes,  significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions  received from the funds in the same manner in which they were realized by the funds.

If fund shares are purchased  through  taxable  accounts,  distributions  of net investment  income  and net  short-term  capital  gains  are  taxable  to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such  distributions are taxed as long-term  capital gains.  Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation,  provided that the fund has held the stock for a required  holding  period.  The required  holding period for qualified  dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend  date.  Dividends  received by the funds on shares of stock of  domestic  corporations  (excluding  Real Estate
Investment Trusts) may qualify for the 70%  dividends-received  deduction to the extent that the fund held those shares for more than 45 days.

Distributions  from gains on assets held by the funds  longer than 12 months are taxable as long-term  gains  regardless of the length of time you have held your shares in the fund.  If you purchase  shares in the fund and sell them at a loss within six  months,  your loss on the sale of those  shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to
withholding  and  other  taxes  imposed  by  foreign  countries.   However,  tax
conventions  between  certain  countries  and the  United  States  may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident  investors.  Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If more than 50% of the value of a fund's  total assets at the end of its fiscal year consists of securities  of foreign  corporations,  the fund may qualify for and make an election  with the  Internal  Revenue  Service  with respect to such fiscal year so that fund  shareholders may be able to claim a foreign tax credit in lieu of a deduction  for foreign  income  taxes paid by the fund.  If such an election is made,  the foreign  taxes paid by the fund will be treated as income received by you.  In order for you to utilize  the foreign tax credit,  you must have held your shares for 16 days or more during the 30-day period  beginning 15 days prior to the ex-dividend  date for the mutual fund shares.  The mutual fund must  meet  a  similar  holding  period  requirement  with  respect  to  foreign securities to which a dividend is  attributable.  Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment  companies (PFICs),  capital gains on the sale of such holdings will be deemed ordinary income  regardless of how long the fund holds the investment.  The fund also may be subject to corporate  income tax and an interest  charge on certain  dividends  and capital  gains  earned from these investments,  regardless  of whether  such income and gains are  distributed  to shareholders.  In the  alternative,  the fund may elect to recognize  cumulative gains on such  investments  as of the last day of its fiscal year and distribute them to shareholders.  Any distribution  attributable to a PFIC is characterized as ordinary income.

Because the funds had not  commenced  operations  as of the fiscal year end, the funds had no capital loss carryovers.  When a fund has a capital loss carryover, it does not make capital gains  distributions  until the loss has been offset or expired.

If you have not complied with certain  provisions  of the Internal  Revenue Code and  Regulations,  either  American  Century or your financial  intermediary  is required by federal law to withhold and remit to the IRS the applicable  federal withholding rate of reportable  payments (which may include  dividends,  capital gains distributions and redemption  proceeds).  Those regulations require you to certify that the Social Security number or tax identification number you provide
is  correct  and  that  you  are  not  subject  to   withholding   for  previous
under-reporting. You will be asked to make the appropriate certification on your account  application.  Payments  reported by us to the IRS that omit your Social
Security number or tax identification number will subject us to a non-refundable penalty  of $50,  which  will be  charged  against  your  account if you fail to provide the certification by the time the report is filed.

A redemption  of shares of a fund  (including  a redemption  made in an exchange transaction)  will be a taxable  transaction for federal income tax purposes and you generally  will  recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount  received.  If a loss is realized on the redemption of fund shares,  the  reinvestment  in additional  fund shares within 30 days before or after the  redemption may be subject to the "wash sale"
rules of the Code,  resulting in a postponement  of the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions by the funds also may be subject to state and local taxes, even if all or a  substantial  part of such  distributions  are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax.  However,  most, but not all, states allow this
tax  exemption  to  pass  through  to  fund   shareholders   when  a  fund  pays
distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your state.

FINANCIAL STATEMENTS

The  financial  statements  will  be  audited  by  Deloitte  &  Touche  LLP, independent  auditors.  Their  Independent  Auditors'  Report and the  financial statements will be included in the funds' Annual Report and incorporated  herein by reference.

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

You can receive a free copy of the annual and  semiannual  reports,  and ask any questions about the funds and your accounts,  by contacting  American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

o    an employer-sponsored retirement plan

o    a bank

o    a broker-dealer

o    an insurance company

o    another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get  information  about the funds from the  Securities and Exchange
Commission  (SEC).  The SEC charges a duplicating  fee to provide copies of this information.

In person                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for location and hours.

On the Internet            o EDGAR database at www.sec.gov

                           o By email request at publicinfo@sec.gov

By mail                    SEC Public Reference Section
                           Washington, D.C. 20549-0102

Investment Company Act File No. 811-xxxx

                          AMERICAN CENTURY INVESTMENTS
                                 P.O. Box 419200
                        Kansas City, Missouri 64141-6200

                               INVESTOR RELATIONS
                         1-800-345-2021 or 816-531-5575

                           AUTOMATED INFORMATION LINE
                                 1-800-345-8765

                             WWW.AMERICANCENTURY.COM

                                       FAX
                                  816-340-7962

                     TELECOMMUNICATIONS DEVICE FOR THE DEAF
                         1-800-634-4113 or 816-444-3485

                          BUSINESS; NOT-FOR-PROFIT AND
                       EMPLOYER-SPONSORED RETIREMENT PLANS
                                 1-800-345-3533

SH-SAI-xx   0408

PART C   OTHER INFORMATION

Item 23   Exhibits

     (a)  Articles  of   Incorporation  of  American  Century  Asset  Allocation
Portfolios, Inc., dated June 4, 2004, are included herein.

     (b) Bylaws of  American  Century  Asset  Allocation  Portfolios,  Inc.  are
included herein.

     (c) Registrant hereby incorporates by reference,  as though set forth fully herein,  the Fifth and  Seventh  declarations  of the  Registrant's  Articles of
Incorporation, appearing as Exhibit (a) herein, and Sections 3 through 11 of the
Registrant's Bylaws, appearing as Exhibit (b) herein.

     (d)  Management   Agreement   between  American  Century  Asset  Allocation
Portfolios,  Inc. and American Century Investment Management,  Inc. (to be filed by amendment).

     (e)  Distribution  Agreement  between  American  Century  Asset  Allocation
Portfolios,  Inc. and American Century Investment Services, Inc. (to be filed by amendment)

     (f) Not Applicable.

     (g) Master  Agreement by and between  Commerce  Bank,  N.A.  and  Twentieth
Century Services,  Inc. (to be filed by amendment).

     (h)  (1)  Transfer  Agency   Agreement   between   American  Century  Asset
Allocation  Portfolios,  Inc. and American  Century Services  Corporation(to  be
filed by amendment)

          (2) Credit  Agreement  with  JPMorgan  Chase Bank,  as  Administrative
Agent (to be filed by amendment).

          (3) Customer Identification Program Reliance Agreement (to be filed by amendment.

     (i) Opinion and Consent of Counsel (to be filed by amendment).

     (j)  (1) Consent of PricewaterhouseCoopers LLP (to be filed by amendment).

          (2) Power of Attorney, dated June 8, 2004, is included herein.

          (3) Secretary's Certificate dated June 9, 2004, is included herein.

     (k) Not Applicable.

     (l) Not Applicable.

     (m)  (1) Advisor Class Master Distribution and Shareholder Services Plan of
American Century Asset Allocation Portfolios, Inc. (to be filed by amendment).

          (2) R Class  Master  Distribution  and  Shareholder  Services  Plan of
American Century Asset Allocation Portfolios, Inc. (to be filed by amendment).

     (n) Multiple Class Plan of American  Century Asset  Allocation  Portfolios,
Inc. (to be filed by amendment).

     (o) Not applicable.

     (p) American Century  Investments Code of Ethics (to be filed by amendment).

Item 24. Persons Controlled by or Under Common Control with Registrant.

     None.

Item 25. Indemnification.

     Under the laws of the State of  Maryland,  the  Directors  are entitled and empowered  to  purchase  insurance  for and to provide by  resolution  or in the
Bylaws for  indemnification  out of Corporation assets for liability and for all expenses  reasonably  incurred  or paid or  expected to be paid by a Director or officer in connection with any claim, action, suit, or proceeding in which he or she becomes  involved by virtue of his or her capacity or former  capacity  with the  Corporation.  The  provisions,  including any  exceptions  and  limitations concerning  indemnification,  may be set forth in  detail in the  Bylaws or in a resolution adopted by the Board of Directors.

     Registrant  hereby  incorporates  by  reference,  as though set forth fully herein, the Ninth Article of Registrant's Articles of Incorporation dated June 4
2004,  filed herein as Exhibit (a), and Section 50 of Registrant's  Bylaws dated
June 4, 2004, filed herein as Exhibit (b).

     The Registrant has purchased an insurance  policy insuring its officers and directors  against  certain  liabilities  which such  officers and directors may incur  while  acting  in such  capacities  and  providing  reimbursement  to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of  indemnification  against such  liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 26. Business and Other Connections of Investment Advisor.

     None.

Item 27. Principal Underwriter.

I.  (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b)  The  following  is a list of the  directors,  executive  officers  and partners of ACIS:

Name and Principal      Positions and Offices     Positions and Offices
Business Address*       with Underwriter          with Registrant
------------------------------------------------------------------------

James E. Stowers, Jr.    Chairman and Director          Director

James E. Stowers III     Co-Chairman and Director       Director

William M. Lyons         President, Chief Executive     President
                         Officer and Director

Robert T. Jackson        Executive Vice President,      Executive Vice
                         Chief Financial Officer        President
                         and Chief Accounting Officer

Brian Jeter              Senior Vice President          none

Mark Killen              Senior Vice President          none

Dave Larrabee            Senior Vice President          none

Barry Mayhew             Senior Vice President          none

David C. Tucker          Senior Vice President          Senior Vice
                         and General Counsel            President

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c)  Not applicable.

Item 28. Location of Accounts and Records.

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder,  are in the possession of the Registrant, American Century Services Corporation and American
Century Investment Management, Inc., all located at American Century Tower, 4500
Main Street, Kansas City, Missouri 64111.

Item 29. Management Services.

     Not  Applicable.

Item 30. Undertakings.

     Not  Applicable.

                                   SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
Investment Company Act of 1940, the Registrant certifies that it has duly caused this  Initial  Registration  Statement  to  be  signed  on  its  behalf  by  the undersigned,  thereunto duly  authorized,  in the City of Kansas City,  State of
Missouri, on the 10th day of June, 2004.

                           AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
                           (Registrant)

                           By: /*/ William M. Lyons
                           ----------------------------------------
                           William M. Lyons
                           President and Principal Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement  has been signed below by the  following  persons in the capacities and on the dates indicated.

Signature                   Title                              Date

*William M. Lyons           President and                      June 10, 2004
--------------------------  Principal Executive Officer
William M. Lyons

*Maryanne Roepke            Senior Vice President,             June 10, 2004
--------------------------  Treasurer and Chief
Maryanne Roepke             Accounting Officer

*James E. Stowers, Jr.      Chairman of the Board and          June 10, 2004
--------------------------  Director
James E. Stowers, Jr.

*James E. Stowers III        Director                          June 10, 2004
--------------------------
James E. Stowers III

*Thomas A. Brown             Director                          June 10, 2004
--------------------------
Thomas A. Brown

*Andrea C. Hall, Ph.D.       Director                          June 10, 2004
--------------------------
Andrea C. Hall, Ph.D.

*D. D. (Del) Hock            Director                          June 10, 2004
--------------------------
D. D. (Del) Hock

*Donald H. Pratt             Director                          June 10, 2004
--------------------------
Donald H. Pratt

*Gale E. Sayers              Director                          June 10, 2004
--------------------------
Gale E. Sayers

*M. Jeannine Strandjord      Director                          June 10, 2004
--------------------------
M. Jeannine Strandjord

*Timothy S. Webster          Director                          June 10, 2004
--------------------------
Timothy S. Webster

*By  /s/ Charles A. Etherington
     -------------------------------------------
     Charles A. Etherington
     Attorney-in-Fact
     (pursuant to a Power of Attorney
     dated June 7, 2004)